Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Strategic Alpha Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 73.7% of Net Assets

Non-Convertible Bonds — 73.4%
	ABS Car Loan — 2.8%
$730,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class D, 7.650%, 9/12/2030(a)	$750,378
300,000	American Credit Acceptance Receivables Trust, Series 2025-1, Class D, 5.540%, 8/12/2031(a)	302,621
195,000	AutoNation Finance Trust, Series 2026-1A, Class D, 5.070%, 1/11/2034(a)	193,702
940,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class B, 5.580%, 12/20/2030(a)	952,886
205,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C, 6.110%, 12/20/2030(a)	207,730
945,000	Avis Budget Rental Car Funding AESOP LLC, Series 2025-2A, Class C, 6.240%, 8/20/2031(a)	962,844
875,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class D, 6.300%, 2/15/2030	895,738
1,720,000	CarMax Select Receivables Trust, Series 2025-B, Class D, 5.330%, 7/15/2031	1,725,096
265,000	Carvana Auto Receivables Trust, Series 2023-N1, Class D, 6.690%, 7/10/2029(a)	269,590
125,000	Carvana Auto Receivables Trust, Series 2023-N4, Class D, 7.220%, 2/11/2030(a)	129,464
100,000	Carvana Auto Receivables Trust, Series 2024-N1, Class C, 5.800%, 5/10/2030(a)	101,218
320,000	Carvana Auto Receivables Trust, Series 2024-N3, Class D, 5.380%, 12/10/2030(a)	319,923
209,000	Carvana Auto Receivables Trust, Series 2024-P1, Class D, 6.250%, 3/10/2031(a)	213,771
100,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class C, 6.710%, 7/17/2034(a)	101,852
290,000	Credit Acceptance Auto Loan Trust, Series 2024-2A, Class C, 6.700%, 10/16/2034(a)	299,217
260,000	Credit Acceptance Auto Loan Trust, Series 2024-3A, Class C, 5.390%, 1/16/2035(a)	261,652
190,000	Credit Acceptance Auto Loan Trust, Series 2025-2A, Class C, 5.380%, 3/17/2036(a)	191,100
255,000	Drive Auto Receivables Trust, Series 2024-1, Class C, 5.430%, 11/17/2031	257,397
680,000	Drive Auto Receivables Trust, Series 2025-2, Class D, 4.900%, 12/15/2032	676,623
1,342,421	DT Auto Owner Trust, Series 2022-2A, Class D, 5.460%, 3/15/2028(a)	1,346,843
1,830,000	DT Auto Owner Trust, Series 2023-3A, Class D, 7.120%, 5/15/2029(a)	1,877,737
960,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.130%, 2/15/2030	984,327
365,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.060%, 2/18/2031	363,506
790,023	FHF Issuer Trust, Series 2025-1A, Class A2, 4.920%, 2/15/2031(a)	789,678
1,785,000	FHF Issuer Trust, Series 2025-2A, Class A2, 5.750%, 5/15/2030(a)	1,784,741
325,000	First Investors Auto Owner Trust, Series 2025-1A, Class D, 5.220%, 12/15/2033(a)	325,768
168,659	Flagship Credit Auto Trust, Series 2022-3, Class C, 4.990%, 7/17/2028(a)	168,889
950,000	Flagship Credit Auto Trust, Series 2022-3, Class D, 6.000%, 7/17/2028(a)	896,687
151,565	Flagship Credit Auto Trust, Series 2022-4, Class C, 7.710%, 10/16/2028(a)	153,091
Principal Amount (‡)	Description	Value (†)

	ABS Car Loan — continued
$275,000	Flagship Credit Auto Trust, Series 2023-1, Class C, 5.430%, 5/15/2029(a)	$275,462
320,000	Flagship Credit Auto Trust, Series 2023-3, Class C, 6.010%, 7/16/2029(a)	322,782
735,000	Flagship Credit Auto Trust, Series 2023-3, Class D, 6.580%, 8/15/2029(a)	695,948
180,000	Flagship Credit Auto Trust, Series 2024-1, Class C, 5.790%, 2/15/2030(a)	181,289
285,000	Ford Credit Auto Lease Trust, Series 2023-B, Class D, 6.970%, 6/15/2028	285,201
460,000	Ford Credit Auto Owner Trust, Series 2023-2, Class D, 6.600%, 2/15/2036(a)	473,572
240,000	GLS Auto Receivables Issuer Trust, Series 2023-3A, Class D, 6.440%, 5/15/2029(a)	245,166
200,000	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class D, 5.950%, 12/17/2029(a)	203,544
105,000	GLS Auto Select Receivables Trust, Series 2024-2A, Class C, 5.930%, 6/17/2030(a)	107,557
100,000	GLS Auto Select Receivables Trust, Series 2024-2A, Class D, 6.370%, 8/15/2031(a)	102,906
100,000	GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.280%, 10/15/2031(a)	100,052
1,530,000	Hertz Vehicle Financing III LLC, Series 2025-3A, Class C, 6.130%, 12/26/2029(a)	1,540,750
316,137	Huntington Bank Auto Credit-Linked Notes, Series 2025-2, Class C, 30 day USD SOFR Average + 2.350%, 6.023%, 9/20/2033(a)(b)	316,658
100,000	LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.180%, 2/17/2032(a)	100,280
113,675	Lendbuzz Securitization Trust, Series 2026-1A, Class B, 5.160%, 12/16/2030(a)	113,121
136,409	Lendbuzz Securitization Trust, Series 2026-1A, Class C, 5.740%, 9/15/2031(a)	136,782
210,000	Prestige Auto Receivables Trust, Series 2023-2A, Class D, 7.710%, 8/15/2029(a)	212,626
745,000	Red Oak Funding Master Trust, Series 2025-1A, Class A, 30 day USD SOFR Average + 2.000%, 5.673%, 12/20/2030(a)(b)	745,862
1,760,000	Santander Bank Auto Credit-Linked Notes, Series 2025-A, Class G, 11.049%, 1/16/2034(a)	1,750,822
955,000	Santander Drive Auto Receivables Trust, Series 2024-3, Class D, 5.970%, 10/15/2031	977,695
100,000	SBNA Auto Receivables Trust, Series 2024-A, Class D, 6.040%, 4/15/2030(a)	101,703
625,000	USB Auto Owner Trust, Series 2025-1A, Class D, 5.400%, 12/15/2032(a)	628,074
930,000	Western Funding Auto Loan Trust, Series 2025-1, Class C, 5.340%, 11/15/2035(a)	928,781
635,000	Westlake Automobile Receivables Trust, Series 2023-3A, Class D, 6.470%, 3/15/2029(a)	646,515
815,000	Westlake Automobile Receivables Trust, Series 2023-4A, Class D, 7.190%, 7/16/2029(a)	837,123
290,000	Westlake Automobile Receivables Trust, Series 2024-1A, Class C, 5.650%, 2/15/2029(a)	292,398
720,000	Westlake Automobile Receivables Trust, Series 2024-1A, Class D, 6.020%, 10/15/2029(a)	733,231
195,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.910%, 4/15/2030(a)	198,892
260,000	Westlake Automobile Receivables Trust, Series 2025-1A, Class D, 5.540%, 11/15/2030(a)	262,058
		31,020,919

Principal Amount (‡)	Description	Value (†)

	ABS Credit Card — 0.3%
$1,100,000	Fortiva Retail Credit Master Note Business Trust, Series 2024-ONE, Class B, 9.700%, 11/15/2029(a)	$1,107,330
585,000	Mercury Financial Credit Card Master Trust, Series 2025-1A, Class B, 6.160%, 12/22/2031(a)	575,424
1,420,000	Mercury Financial Credit Card Master Trust, Series 2025-1A, Class C, 8.290%, 12/22/2031(a)	1,397,599
		3,080,353
	ABS Home Equity — 2.6%
126,504	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033(c)	126,049
116,889	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035(c)	117,362
65,336	Banc of America Funding Trust, Series 2007-4, Class 5A1, 5.500%, 11/25/2034(c)	56,710
2,315,000	BINOM Securitization Trust, Series 2022-RPL1, Class M1, 3.000%, 2/25/2061(a)(b)	1,889,206
1,950,000	CAFL Issuer LLC, Series 2026-R1, Class A1, 6.773%, 3/25/2036(a)(b)	1,947,781
235,000	Cardinal Mortgage Trust, Series 2025-RTL1, Class A1, 5.593%, 11/25/2030(a)(b)	235,362
335,000	Cardinal Mortgage Trust, Series 2025-RTL1, Class A2, 6.763%, 11/25/2030(a)(b)	336,301
18,237	CHL Mortgage Pass-Through Trust, Series 2004-HYB4, Class 2A1, 5.158%, 9/20/2034(b)(c)	16,896
940,259	CoreVest American Finance Trust, Series 2019-2, Class B, 3.424%, 6/15/2052(a)	908,065
245,000	CoreVest American Finance Trust, Series 2020-2, Class C, 4.536%, 5/15/2052(a)(b)	242,110
1,340,000	CoreVest American Finance Trust, Series 2020-4, Class C, 2.250%, 12/15/2052(a)	1,250,752
151,546	Countrywide Alternative Loan Trust, Series 2003-22CB, Class 1A1, 5.750%, 12/25/2033	153,634
72,771	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 1A1, 5.500%, 7/25/2034(c)	71,230
58,244	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 3A1, 5.500%, 8/25/2034(c)	57,032
68,048	Countrywide Alternative Loan Trust, Series 2004-J10, Class 2CB1, 6.000%, 9/25/2034(c)	68,224
1,456,706	Credit Suisse Mortgage Trust, Series 2021-RPL4, Class A1, 4.152%, 12/27/2060(a)(b)	1,451,585
82,802	CSFB Mortgage-Backed Pass-Through Certificates, Series 2003-27, Class 4A4, 5.750%, 11/25/2033	83,299
311,489	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1 mo. USD SOFR + 0.774%, 4.451%, 9/19/2045(b)(c)	161,227
255,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M2, 30 day USD SOFR Average + 2.700%, 6.362%, 7/25/2043(a)(b)	260,572
45,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M2, 30 day USD SOFR Average + 2.500%, 6.162%, 10/25/2043(a)(b)	45,796
82,204	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068(a)(b)	80,280
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$218,850	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041(a)	$197,998
281,679	IndyMac INDX Mortgage Loan Trust, Series 2004-AR7, Class A5, 1 mo. USD SOFR + 1.334%, 5.013%, 9/25/2034(b)(c)	223,578
437,154	JP Morgan Mortgage Trust, Series 2004-S1, Class 2A1, 6.000%, 9/25/2034	449,241
206,747	Lehman XS Trust, Series 2006-2N, Class 1A1, 1 mo. USD SOFR + 0.634%, 4.313%, 2/25/2046(b)(c)	186,714
181,107	MASTR Adjustable Rate Mortgages Trust, Series 2004-4, Class 5A1, 6.750%, 5/25/2034(b)(c)	177,789
81,554	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1, 5.250%, 11/25/2033(c)	81,012
57,981	MASTR Alternative Loan Trust, Series 2004-5, Class 1A1, 5.500%, 6/25/2034(c)	57,788
62,961	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1, 6.000%, 6/25/2034(c)	63,717
252,426	MASTR Alternative Loan Trust, Series 2004-8, Class 2A1, 6.000%, 9/25/2034(c)	250,649
4,058	Merrill Lynch Mortgage Investors Trust, Series 2006-2, Class 2A, 5.622%, 5/25/2036(b)(c)	3,833
245,000	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class M2, 2.500%, 11/25/2060(a)(b)	215,167
218,817	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 4A2, 5.500%, 11/25/2035(c)	126,093
381,100	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5, 5.500%, 11/25/2035(c)	327,844
785,000	New Residential Mortgage Loan Trust, Series 2024-RTL1, Class A1, 6.664%, 3/25/2039(a)(b)	785,654
658,399	NLT Trust, Series 2023-1, Class A1, 3.200%, 10/25/2062(a)(b)	606,879
820,000	NYMT Loan Trust, Series 2024-BPL2, Class A1, 6.509%, 5/25/2039(a)(b)	823,379
445,000	NYMT Loan Trust, Series 2024-BPL3, Class A2, 5.637%, 9/25/2039(a)(b)	445,034
347,374	NYMT Loan Trust, Series 2024-CP1, Class A1, 3.750%, 2/25/2068(a)(b)	321,338
570,000	Progress Residential Trust, Series 2021-SFR3, Class E1, 2.538%, 5/17/2026(a)	567,720
470,000	Progress Residential Trust, Series 2021-SFR3, Class E2, 2.688%, 5/17/2026(a)	468,118
930,000	Progress Residential Trust, Series 2021-SFR5, Class E1, 2.209%, 7/17/2038(a)	922,593
400,000	Progress Residential Trust, Series 2021-SFR5, Class E2, 2.359%, 7/17/2038(a)	396,848
415,000	Progress Residential Trust, Series 2021-SFR7, Class E2, 2.640%, 8/17/2040(a)	388,564
235,000	Progress Residential Trust, Series 2023-SFR2, Class D, 4.500%, 10/17/2040(a)	229,490
61,982	PRPM LLC, Series 2023-RCF2, Class A1, 4.000%, 11/25/2053(a)(b)	61,104
258,776	PRPM LLC, Series 2024-7, Class A1, 5.870%, 11/25/2029(a)(b)	258,870
72,145	PRPM LLC, Series 2024-RCF1, Class A1, 4.000%, 1/25/2054(a)(b)	71,198
90,265	PRPM LLC, Series 2025-2, Class A1, 6.469%, 5/25/2030(a)(b)	90,052
1,155,000	PRPM LLC, Series 2025-2, Class A2, 9.560%, 5/25/2030(a)(b)	1,151,576

Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$1,103,282	PRPM LLC, Series 2025-8, Class A1, 5.385%, 10/25/2030(a)(b)	$1,098,300
892,242	PRPM LLC, Series 2026-1, Class A1, 5.185%, 2/25/2031(a)(b)	882,822
854,101	PRPM LLC, Series 2026-2, Class A1, 5.089%, 2/25/2031(a)(b)	851,387
930,000	Roc Mortgage Trust, Series 2024-RTL1, Class A1, 5.589%, 10/25/2039(a)(b)	931,294
1,220,000	Roc Mortgage Trust, Series 2024-RTL1, Class M1, 7.277%, 10/25/2039(a)(b)	1,226,989
1,465,514	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1, 1 mo. USD SOFR + 0.424%, 4.103%, 7/25/2035(b)	840,476
1,040,000	Tricon American Homes Trust, Series 2020-SFR1, Class E, 3.544%, 7/17/2038(a)	1,033,385
1,170,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.730%, 11/17/2039(a)	1,119,154
525,000	TVC Mortgage Trust, Series 2024-RRTL1, Class A2, 5.956%, 7/25/2039(a)(b)	526,553
110,000	TVC Mortgage Trust, Series 2026-RRTL1, Class A1, 4.964%, 2/25/2041(a)(b)	109,451
150,000	TVC Mortgage Trust, Series 2026-RRTL1, Class A2, 5.315%, 2/25/2041(a)(b)	148,928
		28,278,052
	ABS Other — 6.7%
1,117,250	AASET Ltd., Series 2024-2A, Class A, 5.930%, 9/16/2049(a)	1,125,480
716,365	AASET Trust, Series 2021-1A, Class A, 2.950%, 11/16/2041(a)	690,887
86,712	Accelerated Assets LLC, Series 2018-1, Class B, 4.510%, 12/02/2033(a)	85,620
130,000	Affirm Asset Securitization Trust, Series 2024-X2, Class D, 6.080%, 12/17/2029(a)	130,345
2,218,114	AIM Aviation Finance Ltd., Series 2015-1A, Class B1, 5.072%, 2/15/2040(a)(b)	1,810,869
661,862	ALTDE Trust, Series 2025-1A, Class A, 5.900%, 8/15/2050(a)	665,808
2,825,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2025-1A, Class A2, 6.720%, 6/07/2055(a)	2,825,628
119,785	Aqua Finance Trust, Series 2019-A, Class C, 4.010%, 7/16/2040(a)	117,239
250,000	Aqua Finance Trust, Series 2024-A, Class D, 6.530%, 4/18/2050(a)	251,184
1,070,000	BasePoint MCA Securitization II LLC, Series 2025-1A, Class C, 11.789%, 8/15/2031(a)	1,063,989
236,142	BHG Securitization Trust, Series 2022-A, Class B, 2.700%, 2/20/2035(a)	235,839
343,242	BHG Securitization Trust, Series 2023-B, Class B, 7.450%, 12/17/2036(a)	357,209
112,551	BHG Securitization Trust, Series 2024-1CON, Class B, 6.490%, 4/17/2035(a)	115,269
59,304	Business Jet Securities LLC, Series 2024-1A, Class B, 6.924%, 5/15/2039(a)	60,672
335,067	Castlelake Aircraft Securitization Trust, Series 2018-1, Class B, 5.300%, 6/15/2043(a)	328,373
102,903	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039(a)	101,878
1,813,117	CLI Funding VIII LLC, Series 2025-R, Class A, 6.610%, 6/21/2050(a)	1,796,599
2,204,974	CLIF Holdings LLC, Series 2025-1H, Class A, 6.720%, 12/20/2050(a)	2,188,135
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$457,946	Clsec Holdings 22t LLC, Series 2021-1, Class C, 6.171%, 5/11/2037(a)	$448,552
635,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2, 5.656%, 2/25/2050(a)	638,129
115,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A3, 5.852%, 2/25/2050(a)	115,262
845,000	Compass Datacenters Issuer III LLC, Series 2025-3A, Class A2, 5.286%, 7/25/2050(a)	836,697
334,545	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class C, 10.160%, 1/20/2031(a)	347,592
1,215,000	DataBank Issuer II LLC, Series 2025-1A, Class A2, 5.180%, 9/27/2055(a)	1,178,565
2,675,000	EDI ABS Issuer 1 LLC, Series 2025-1A, Class A2, 4.450%, 7/25/2055(a)	2,560,844
364,393	EverBright Solar Trust, Series 2024-A, Class A, 6.430%, 6/22/2054(a)	307,547
112,192	Foundation Finance Trust, Series 2023-2A, Class D, 9.100%, 6/15/2049(a)	119,393
225,720	Foundation Finance Trust, Series 2024-2A, Class D, 6.590%, 3/15/2050(a)	229,867
695,727	Foundation Finance Trust, Series 2025-1A, Class B, 5.260%, 4/15/2050(a)	697,603
487,912	Foundation Finance Trust, Series 2025-1A, Class D, 6.090%, 4/15/2050(a)	485,983
780,000	Foundation Finance Trust, Series 2025-2A, Class D, 5.680%, 4/15/2052(a)	777,195
626,717	Global SC Finance X Ltd., Series 2025-1H, Class A, 6.169%, 9/20/2045(a)	623,532
1,398,700	Global SC Finance X Ltd., Series 2025-1H, Class B, 7.848%, 9/20/2045(a)	1,391,975
139,011	GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class B, 6.380%, 10/20/2046(a)	140,402
25,622	Hilton Grand Vacations Trust, Series 2022-1D, Class C, 4.690%, 6/20/2034(a)	25,575
236,475	Hilton Grand Vacations Trust, Series 2025-1A, Class C, 5.520%, 5/27/2042(a)	237,715
706,292	Hilton Grand Vacations Trust, Series 2025-3EXT, Class C, 5.390%, 10/25/2044(a)	703,278
142,532	Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425%, 11/15/2039(a)	139,319
1,745,000	Horizon Aircraft Finance III Ltd., Series 2019-2, Class E, Zero Coupon, 11/15/2039(a)	314,100
150,000	HPEFS Equipment Trust, Series 2023-2A, Class D, 6.970%, 7/21/2031(a)	151,035
180,000	Kapitus Asset Securitization IV LLC, Series 2024-1A, Class 1C, 7.150%, 9/10/2031(a)	177,530
500,000	Kapitus Asset Securitization IV LLC, Series 2024-1A, Class A, 5.490%, 9/10/2031(a)	500,803
1,077,690	Labrador Aviation Finance Ltd., Series 2016-1A, Class A1, 4.300%, 1/15/2042(a)	1,105,378
175,000	Lendmark Funding Trust, Series 2025-1A, Class D, 6.480%, 9/20/2034(a)	177,600
1,175,000	Lightpath Fiber Issuer LLC, Series 2026-1A, Class A2, 5.597%, 3/25/2056(a)	1,171,743
609,539	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046(a)	578,878
110,000	Mariner Finance Issuance Trust, Series 2024-AA, Class D, 6.770%, 9/22/2036(a)	111,801
910,000	Marlette Funding Trust, Series 2023-4A, Class B, 8.150%, 12/15/2033(a)	930,980
1,814,137	MAST Ltd., Series 2026-1A, Class A, 5.134%, 2/15/2051(a)	1,783,250

Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$97,363	Mosaic Solar Loan Trust, Series 2022-3A, Class A, 6.100%, 6/20/2053(a)	$95,094
60,290	MVW LLC, Series 2020-1A, Class C, 4.210%, 10/20/2037(a)	60,044
56,224	MVW LLC, Series 2024-1A, Class C, 6.200%, 2/20/2043(a)	57,136
710,000	NFAS3 LLC, Series 2025-1, Class A, 6.351%, 5/15/2031(a)	713,027
485,000	Octane Receivables Trust, Series 2025-1A, Class D, 5.400%, 12/22/2031(a)	482,980
375,000	OnDeck Asset Securitization Trust IV LLC, Series 2024-1A, Class C, 8.990%, 6/17/2031(a)	380,170
165,000	OnDeck Asset Securitization Trust IV LLC, Series 2024-2A, Class C, 7.030%, 10/17/2031(a)	164,468
1,020,000	OneMain Financial Issuance Trust, Series 2020-2A, Class C, 2.760%, 9/14/2035(a)	990,489
810,000	OneMain Financial Issuance Trust, Series 2021-1A, Class D, 2.470%, 6/16/2036(a)	762,015
1,319,181	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.700%, 12/20/2032(a)	1,327,107
939,476	OWN Equipment Fund II LLC, Series 2025-1M, Class A, 5.480%, 9/26/2033(a)	938,104
829,878	OWN Equipment Fund III LLC, Series 2025-2M, Class B, 6.490%, 3/27/2034(a)	823,928
188,718	PK ALIFT Loan Funding 3 LP, Series 2024-1, Class A1, 5.842%, 9/15/2039(a)	191,911
680,000	Planet Fitness Master Issuer LLC, Series 2025-1A, Class A2I, 5.274%, 12/06/2055(a)	679,756
555,000	QTS Issuer ABS II LLC, Series 2025-1A, Class B, 5.778%, 10/05/2055(a)	536,823
165,000	QTS Issuer ABS II LLC, Series 2026-1A, Class B, 6.729%, 1/05/2056(a)	163,302
2,575,000	QTS Issuer ABS II LLC, Series 2026-5A, Class B, 7.200%, 3/05/2056(a)	2,570,702
1,945,000	Regional Management Issuance Trust, Series 2025-2, Class C, 5.360%, 11/16/2037(a)	1,919,479
405,000	Regional Management Issuance Trust, Series 2025-2, Class D, 6.010%, 11/16/2037(a)	398,563
435,000	Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, 8/20/2032(a)	436,627
120,000	Republic Finance Issuance Trust, Series 2024-B, Class A, 5.420%, 11/20/2037(a)	121,184
430,000	Republic Finance Issuance Trust, Series 2024-B, Class C, 6.600%, 11/20/2037(a)	437,059
645,000	RFS Asset Securitization II LLC, Series 2024-1, Class A, 6.550%, 7/15/2031(a)	652,935
105,000	SCF Equipment Leasing LLC, Series 2024-1A, Class C, 5.820%, 9/20/2032(a)	107,493
100,000	SCF Equipment Leasing LLC, Series 2024-1A, Class D, 6.580%, 6/21/2033(a)	103,809
535,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	544,506
2,490,000	SF ABS Issuer LLC, Series 2025-1A, Class B, 5.866%, 11/25/2055(a)	2,422,969
1,265,000	Shentel Issuer LLC, Series 2025-1A, Class A2, 5.640%, 12/20/2055(a)	1,274,570
58,689	Sierra Timeshare Receivables Funding LLC, Series 2023-1A, Class C, 7.000%, 1/20/2040(a)	59,917
50,132	Sierra Timeshare Receivables Funding LLC, Series 2023-2A, Class C, 7.300%, 4/20/2040(a)	51,575
144,976	Sierra Timeshare Receivables Funding LLC, Series 2025-3A, Class C, 4.980%, 8/22/2044(a)	143,570
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$756,000	Slam Ltd., Series 2021-1A, Class B, 3.422%, 6/15/2046(a)	$721,471
668,056	Slam Ltd., Series 2024-1A, Class A, 5.335%, 9/15/2049(a)	665,495
662,370	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.970%, 9/25/2037(a)	624,056
1,890,000	Sprite Ltd., Series 2026-1, Class A, 5.227%, 3/15/2041(a)	1,859,784
1,745,000	Sprite Ltd., Series 2026-1, Class C, 9.413%, 3/15/2041(a)	1,726,699
828,520	Stream Innovations Issuer Trust, Series 2025-1A, Class C, 6.120%, 9/15/2045(a)	834,357
102,342	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.750%, 6/20/2046(a)	93,767
339,744	Sunnova Helios V Issuer LLC, Series 2021-A, Class B, 3.150%, 2/20/2048(a)	173,480
388,322	Sunnova Helios XIII Issuer LLC, Series 2024-A, Class A, 5.300%, 2/20/2051(a)	333,040
631,482	Sunrun Athena Issuer LLC, Series 2018-1, Class A, 5.310%, 4/30/2049(a)	609,648
1,040,081	Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.610%, 2/01/2055(a)	1,003,369
893,680	Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.270%, 1/30/2057(a)	811,145
1,650,160	Sunrun Vulcan Issuer LLC, Series 2021-1A, Class A, 2.460%, 1/30/2052(a)	1,519,502
1,653,117	Thrust Engine Leasing DAC, Series 2021-1A, Class A, 4.163%, 7/15/2040(a)	1,634,984
140,250	TIF Funding III LLC, Series 2024-1A, Class A, 5.480%, 4/20/2049(a)	140,835
2,690,654	TMCL VII Holdings Ltd., Series 2025-1H, Class A, 6.430%, 7/23/2050(a)	2,686,932
950,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A1, 1 day USD SOFR + 1.400%, 5.041%, 11/15/2027(a)(b)	949,604
335,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class B, 7.290%, 11/15/2027(a)	335,023
135,000	Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class A2, 5.877%, 4/20/2055(a)	137,068
138,532	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	139,539
180,985	Volofin Finance DAC, Series 2024-1A, Class B, 6.211%, 6/15/2037(a)	184,456
1,744,882	Wave LLC, Series 2019-1, Class A, 3.597%, 9/15/2044(a)	1,710,084
1,580,084	Wave LLC, Series 2019-1, Class C, 6.413%, 9/15/2044(a)	1,330,270
586,150	Willis Engine Structured Trust V, Series 2020-A, Class A, 3.228%, 3/15/2045(a)	568,194
181,664	Willis Engine Structured Trust V, Series 2020-A, Class B, 4.212%, 3/15/2045(a)	176,166
200,436	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046(a)	188,779
119,396	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	121,733
		73,849,938
	ABS Residential Mortgage — 1.3%
643,079	GITSIT Mortgage Loan Trust, Series 2025-NPL1, Class A1, 6.276%, 2/25/2055(a)(b)	643,486
935,000	GITSIT Mortgage Loan Trust, Series 2025-NPL1, Class A2, 8.837%, 2/25/2055(a)(b)	936,390

Principal Amount (‡)	Description	Value (†)

	ABS Residential Mortgage — continued
$1,489,450	GITSIT Mortgage Loan Trust, Series 2025-NPL2, Class A1, 5.425%, 12/25/2055(a)(b)	$1,481,430
504,970	MFA Trust, Series 2024-NPL1, Class A1, 6.330%, 9/25/2054(a)(b)	505,592
546,061	Pretium Mortgage Credit Partners LLC, Series 2025-NPL3, Class A1, 6.708%, 4/25/2055(a)(b)	546,579
683,264	Pretium Mortgage Credit Partners LLC, Series 2025-NPL6, Class A1, 5.744%, 6/25/2055(a)(b)	684,315
1,458,872	Pretium Mortgage Credit Partners LLC, Series 2025-NPL8, Class A1, 5.732%, 8/25/2055(a)(b)	1,461,951
194,909	Pretium Mortgage Credit Partners LLC, Series 2026-NPL1, Class A1, 5.180%, 1/25/2056(a)(b)	193,330
1,001,593	Pretium Mortgage Credit Partners LLC, Series 2026-NPL2, Class A1, 5.151%, 2/25/2056(a)(b)	993,711
1,105,000	Pretium Mortgage Credit Partners LLC, Series 2026-NPL4, Class A1, 5.510%, 4/25/2056(a)(b)	1,105,055
1,392,024	RCO IX Mortgage LLC, Series 2025-2, Class A1, 6.513%, 4/25/2030(a)(b)	1,393,893
1,675,304	RCO IX Mortgage LLC, Series 2025-4, Class A1, 5.310%, 10/25/2030(a)(b)	1,673,994
1,695,000	RCO X Mortgage LLC, Series 2026-1, Class A1, 5.536%, 3/25/2031(a)(b)	1,695,103
836,316	VCAT LLC, Series 2025-NPL3, Class A1, 5.889%, 2/25/2055(a)(b)	837,353
683,808	VCAT LLC, Series 2026-NPL1, Class A1, 5.101%, 1/25/2056(a)(b)	679,983
		14,832,165
	ABS Student Loan — 1.0%
105,881	Ascent Education Funding Trust, Series 2024-A, Class A, 6.140%, 10/25/2050(a)	108,028
105,000	Ascent Education Funding Trust, Series 2024-A, Class C, 8.010%, 10/25/2050(a)	102,370
263,199	College Avenue Student Loans LLC, Series 2021-A, Class D, 4.120%, 7/25/2051(a)	250,039
470,654	Education Funding Trust, Series 2020-A, Class A, 2.790%, 7/25/2041(a)	451,101
358,590	Navient Private Education Refi Loan Trust, Series 2018-A, Class B, 3.680%, 2/18/2042(a)	353,417
1,092,396	Navient Private Education Refi Loan Trust, Series 2018-CA, Class B, 4.220%, 6/16/2042(a)	1,078,246
3,410,000	Navient Private Education Refi Loan Trust, Series 2019-FA, Class B, 3.120%, 8/15/2068(a)	3,040,937
695,000	Navient Private Education Refi Loan Trust, Series 2019-GA, Class B, 3.080%, 10/15/2068(a)	627,330
320,000	Navient Private Education Refi Loan Trust, Series 2020-DA, Class B, 3.330%, 5/15/2069(a)	283,671
1,290,000	Navient Private Education Refi Loan Trust, Series 2020-FA, Class B, 2.690%, 7/15/2069(a)	1,115,181
730,000	Navient Private Education Refi Loan Trust, Series 2020-HA, Class B, 2.780%, 1/15/2069(a)	634,036
810,000	Nelnet Student Loan Trust, Series 2021-DA, Class B, 2.900%, 4/20/2062(a)	730,481
163,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28 day Auction Rate Security, 6.330%, 6/15/2032(b)	162,978
Principal Amount (‡)	Description	Value (†)

	ABS Student Loan — continued
$609,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28 day Auction Rate Security, 6.350%, 3/15/2033(b)	$608,951
59,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28 day Auction Rate Security, 6.370%, 3/15/2033(b)	58,995
6,691	SMB Private Education Loan Trust, Series 2017-B, Class A2B, 1 mo. USD SOFR + 0.864%, 4.537%, 10/15/2035(a)(b)	6,691
190,000	SMB Private Education Loan Trust, Series 2018-B, Class B, 4.000%, 7/15/2042(a)	186,079
510,000	SMB Private Education Loan Trust, Series 2018-C, Class B, 4.000%, 11/17/2042(a)	500,201
1,350,000	SoFi Professional Loan Program LLC, Series 2020-A, Class BFX, 3.120%, 5/15/2046(a)	1,219,419
		11,518,151
	ABS Whole Business — 0.6%
1,510,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053(a)	1,522,180
192,500	EWC Master Issuer LLC, Series 2022-1A, Class A2, 5.500%, 3/15/2052(a)	191,014
244,375	FOCUS Brands Funding, Series 2023-2, Class A2, 8.241%, 10/30/2053(a)	255,815
2,882,812	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049(a)	2,745,292
349,675	Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.765%, 6/05/2054(a)	351,913
1,575,063	Subway Funding LLC, Series 2024-1A, Class A2I, 6.028%, 7/30/2054(a)	1,585,227
200,000	Wingstop Funding LLC, Series 2024-1A, Class A2, 5.858%, 12/05/2054(a)	203,114
		6,854,555
	Aerospace & Defense — 1.5%
289,000	Axon Enterprise, Inc., 6.125%, 3/15/2030(a)	293,782
159,000	Axon Enterprise, Inc., 6.250%, 3/15/2033(a)	162,299
1,630,000	Boeing Co., 3.625%, 2/01/2031	1,550,166
1,265,000	Boeing Co., 5.150%, 5/01/2030	1,286,176
1,170,000	Boeing Co., 5.705%, 5/01/2040	1,171,839
3,021,000	Boeing Co., 5.805%, 5/01/2050	2,920,480
70,000	Boeing Co., 5.930%, 5/01/2060	67,192
330,000	Boeing Co., 6.388%, 5/01/2031	351,893
2,240,000	Boeing Co., 6.528%, 5/01/2034	2,440,127
2,781,000	Boeing Co., 6.858%, 5/01/2054	3,060,699
485,000	Boeing Co., 7.008%, 5/01/2064	536,177
449,000	Honeywell Aerospace, Inc., 4.950%, 3/16/2036(a)	445,499
2,830,000	Textron Financial Corp., 3 mo. USD SOFR + 1.997%, 5.649%, 2/15/2067(a)(b)	2,534,152
29,000	TransDigm, Inc., 6.000%, 1/15/2033(a)	28,984
28,000	TransDigm, Inc., 6.875%, 12/15/2030(a)	28,690
		16,878,155
	Agency Commercial Mortgage-Backed Securities — 0.0%
460,000	Arixa Mortgage Trust, Series 2025-RTL1, Class A1, 5.735%, 8/25/2030(a)(b)	461,181
	Airlines — 0.1%
1,164,615	United Airlines Pass-Through Trust, Series B, Class B, 3.500%, 11/01/2029	1,132,518
	Automotive — 0.3%
1,006,000	Allison Transmission, Inc., 3.750%, 1/30/2031(a)	936,415
360,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	348,258

Principal Amount (‡)	Description	Value (†)

	Automotive — continued
$465,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(a)	$469,748
535,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	508,305
1,564,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(a)	1,543,809
		3,806,535
	Banking — 3.7%
5,305,000	American Express Co., (fixed rate to 2/09/2028, variable rate thereafter), 4.009%, 2/09/2029	5,271,117
580,000	CaixaBank SA, (fixed rate to 7/03/2035, variable rate thereafter), 5.581%, 7/03/2036(a)	583,300
905,000	Capital One Financial Corp., (fixed rate to 9/11/2035, variable rate thereafter), 5.197%, 9/11/2036	877,334
947,000	Goldman Sachs Group, Inc., (fixed rate to 1/21/2036, variable rate thereafter), 5.065%, 1/21/2037	925,855
1,982,000	Goldman Sachs Group, Inc., (fixed rate to 2/02/2036, variable rate thereafter), 5.387%, 2/02/2041	1,914,911
1,165,000	JPMorgan Chase & Co., (fixed rate to 1/22/2036, variable rate thereafter), 4.898%, 1/22/2037	1,139,964
1,896,000	Morgan Stanley, (fixed rate to 1/18/2036, variable rate thereafter), 5.314%, 1/18/2041	1,830,251
1,164,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	1,192,415
8,020,000	Morgan Stanley, (fixed rate to 2/07/2034, variable rate thereafter), 5.942%, 2/07/2039	8,198,426
2,185,000	Societe Generale SA, (fixed rate to 10/03/2035, variable rate thereafter), 5.439%, 10/03/2036(a)	2,137,783
5,485,000	Sumitomo Mitsui Trust Bank Ltd., 3.950%, 3/05/2029(a)	5,422,002
28,000	Synchrony Financial, 7.250%, 2/02/2033	28,599
136,000	Synchrony Financial, (fixed rate to 2/25/2031, variable rate thereafter), 4.947%, 2/25/2032	131,988
440,000	Synchrony Financial, (fixed rate to 3/06/2030, variable rate thereafter), 5.450%, 3/06/2031	439,636
905,000	Synchrony Financial, (fixed rate to 7/29/2028, variable rate thereafter), 5.019%, 7/29/2029	904,112
235,000	Synchrony Financial, (fixed rate to 7/29/2035, variable rate thereafter), 6.000%, 7/29/2036	231,786
805,000	Synchrony Financial, (fixed rate to 8/02/2029, variable rate thereafter), 5.935%, 8/02/2030	817,916
865,000	UBS Group AG, (fixed rate to 2/08/2034, variable rate thereafter), 5.699%, 2/08/2035(a)	886,726
1,375,000	UBS Group AG, (fixed rate to 5/09/2035, variable rate thereafter), 5.580%, 5/09/2036(a)	1,394,578
375,000	UBS Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032(a)	343,903
1,445,000	UBS Group AG, (fixed rate to 8/05/2030, variable rate thereafter), 6.600%(a)(d)	1,410,369
1,000,000	UniCredit SpA, (fixed rate to 6/03/2031, variable rate thereafter), 3.127%, 6/03/2032(a)	918,806
200,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	199,640
1,435,000	Wells Fargo & Co., (fixed rate to 1/23/2036, variable rate thereafter), 4.960%, 1/23/2037	1,397,894
2,440,000	Wells Fargo & Co., (fixed rate to 9/15/2035, variable rate thereafter), 4.892%, 9/15/2036	2,373,892
		40,973,203
Principal Amount (‡)	Description	Value (†)

	Brokerage — 0.6%
$500,000	BGC Group, Inc., 6.150%, 4/02/2030	$508,547
1,370,000	Blue Owl Finance LLC, 6.250%, 4/18/2034	1,317,093
465,000	Brookfield Asset Management Ltd., 5.795%, 4/24/2035	473,797
315,000	Citadel LP, 6.000%, 1/23/2030(a)	324,276
240,000	Citadel LP, 6.375%, 1/23/2032(a)	248,746
29,000	Jane Street Group/JSG Finance, Inc., 6.750%, 5/01/2033(a)	29,422
29,000	Jane Street Group/JSG Finance, Inc., 7.125%, 4/30/2031(a)	29,811
2,015,000	Jefferies Financial Group, Inc., 6.200%, 4/14/2034	2,054,921
1,059,000	Osaic Holdings, Inc., 6.750%, 8/01/2032(a)	1,059,132
		6,045,745
	Building Materials — 1.2%
785,000	Amrize Finance U.S. LLC, 5.400%, 4/07/2035	798,258
2,745,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	2,562,379
2,330,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(d)	2,320,309
295,000	Cemex SAB de CV, (fixed rate to 6/10/2030, variable rate thereafter), 7.200%(a)(d)	298,687
2,580,000	CRH America Finance, Inc., 5.000%, 2/09/2036	2,532,834
1,035,000	JH North America Holdings, Inc., 5.875%, 1/31/2031(a)	1,026,400
1,478,000	JH North America Holdings, Inc., 6.125%, 7/31/2032(a)	1,472,110
2,072,000	Quikrete Holdings, Inc., 6.375%, 3/01/2032(a)	2,101,014
		13,111,991
	Cable Satellite — 2.9%
79,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.000%, 2/01/2028(a)	78,351
1,206,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027(a)	1,204,636
405,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.384%, 10/23/2035	411,271
940,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.550%, 6/01/2034	975,865
465,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.650%, 2/01/2034	485,058
2,200,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	1,292,385
400,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	237,163
4,965,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	1,751,987
956,000	CSC Holdings LLC, 5.375%, 2/01/2028(a)	707,011
2,292,000	CSC Holdings LLC, 11.250%, 5/15/2028(a)	1,872,894
1,387,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	1,383,914
405,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	403,113
1,211,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.000%, 2/15/2031(a)	1,236,224
4,420,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	4,382,091
975,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	943,013
13,530,358	EchoStar Corp., 10.750%, 11/30/2029	14,616,180
205,000	Time Warner Cable LLC, 6.550%, 5/01/2037	206,680
		32,187,836
	Chemicals — 0.2%
1,186,000	ARC Falcon I, Inc./Arclin USA LLC/New Arclin U.S. Holding Corp., 9.750%, 3/01/2033(a)	1,140,802
44,000	Ashland, Inc., 3.375%, 9/01/2031(a)	39,509

Principal Amount (‡)	Description	Value (†)

	Chemicals — continued
$265,000	Chemours Co., 5.750%, 11/15/2028(a)	$262,383
1,074,000	Solstice Advanced Materials, Inc., 5.625%, 9/30/2033(a)	1,059,009
		2,501,703
	Construction Machinery — 0.7%
3,340,000	John Deere Capital Corp., 1 day USD SOFR + 0.500%, 4.153%, 3/06/2028(b)	3,343,843
32,000	United Rentals North America, Inc., 3.750%, 1/15/2032	29,327
31,000	United Rentals North America, Inc., 3.875%, 2/15/2031	29,142
2,391,000	United Rentals North America, Inc., 5.375%, 11/15/2033(a)	2,324,960
1,785,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	1,807,468
		7,534,740
	Consumer Cyclical Services — 0.1%
1,016,000	TriNet Group, Inc., 3.500%, 3/01/2029(a)	920,987
19,000	TriNet Group, Inc., 7.125%, 8/15/2031(a)	18,438
625,000	Uber Technologies, Inc., 4.800%, 9/15/2035	606,471
		1,545,896
	Diversified Manufacturing — 0.1%
728,000	Esab Corp., 5.625%, 4/01/2031(a)	733,103
29,000	Esab Corp., 6.250%, 4/15/2029(a)	29,432
		762,535
	Electric — 0.2%
565,000	Vistra Operations Co. LLC, 4.700%, 1/31/2031(a)	555,903
385,000	Vistra Operations Co. LLC, 5.250%, 10/15/2035(a)	373,882
801,000	Vistra Operations Co. LLC, 5.350%, 1/31/2036(a)	783,533
40,000	VoltaGrid LLC, 7.375%, 11/01/2030(a)	41,312
		1,754,630
	Environmental — 0.1%
12,000	Clean Harbors, Inc., 5.750%, 10/15/2033(a)	11,971
13,000	Clean Harbors, Inc., 6.375%, 2/01/2031(a)	13,203
797,000	GFL Environmental Holdings U.S., Inc., 5.500%, 2/01/2034(a)	781,694
545,000	GFL Environmental, Inc., 4.375%, 8/15/2029(a)	530,243
28,000	GFL Environmental, Inc., 6.750%, 1/15/2031(a)	28,975
		1,366,086
	Finance Companies — 1.6%
2,770,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	2,515,785
1,015,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.400%, 10/29/2033	898,021
835,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.750%, 1/15/2033	811,586
730,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.375%, 12/15/2031	741,494
405,000	Aircastle Ltd., 5.950%, 2/15/2029(a)	416,071
1,190,000	Aircastle Ltd., 6.500%, 7/18/2028(a)	1,233,742
460,000	Aircastle Ltd./Aircastle Ireland DAC, 5.750%, 10/01/2031(a)	471,002
101,000	Aviation Capital Group LLC, 4.250%, 4/30/2029(a)	99,528
4,240,000	Aviation Capital Group LLC, 4.800%, 10/24/2030(a)	4,191,031
134,000	Aviation Capital Group LLC, 4.875%, 1/28/2033(a)	129,311
864,000	Avolon Holdings Funding Ltd., 4.700%, 1/30/2031(a)	846,630
Principal Amount (‡)	Description	Value (†)

	Finance Companies — continued
$895,000	Avolon Holdings Funding Ltd., 4.850%, 4/01/2033(a)	$857,379
495,000	Avolon Holdings Funding Ltd., 5.375%, 5/30/2030(a)	500,397
19,000	Azorra Finance Ltd., 7.250%, 1/15/2031(a)	19,184
19,000	Azorra Finance Ltd., 7.750%, 4/15/2030(a)	19,569
780,000	Freedom Mortgage Holdings LLC, 7.875%, 4/01/2033(a)	731,307
109,000	Freedom Mortgage Holdings LLC, 8.375%, 4/01/2032(a)	107,223
199,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031(a)	202,284
37,000	Freedom Mortgage Holdings LLC, 9.250%, 2/01/2029(a)	37,503
39,000	GGAM Finance Ltd., 5.875%, 3/15/2030(a)	38,857
255,000	Macquarie Airfinance Holdings Ltd., 5.150%, 3/17/2030(a)	253,696
920,000	Macquarie Airfinance Holdings Ltd., 5.200%, 3/27/2028(a)	923,316
798,000	SMBC Aviation Capital Finance DAC, 5.100%, 4/01/2030(a)	804,502
1,188,000	Takeoff Merger Sub, Inc., 4.850%, 3/24/2031(a)	1,173,144
		18,022,562
	Financial Other — 0.1%
239,295	Add Hero Holdings Ltd., Series IAI, 8.500% PIK and/or 7.500% Cash, 9/30/2029(e)(f)	9,380
194,886	Add Hero Holdings Ltd., Series IAI, 9.000% PIK and/or 8.000% Cash, 9/30/2030(e)(f)	2,436
257,255	Add Hero Holdings Ltd., Series IAI, 9.800% PIK and/or 8.800% Cash, 9/30/2031(e)(f)	2,325
485,000	Central China Real Estate Ltd., 7.250%, 7/16/2024(g)	4,850
410,000	Central China Real Estate Ltd., 7.250%, 8/13/2024(g)	4,100
1,000,000	Central China Real Estate Ltd., 7.650%, 8/27/2025(g)	10,000
625,000	Central China Real Estate Ltd., 7.750%, 5/24/2024(g)	6,250
2,379,845	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(h)	79,844
1,258,407	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(h)	32,354
272,752	CFLD Cayman Investment Ltd., Zero Coupon, 1/31/2031(a)	5,777
337,685	China Aoyuan Group Ltd., Series IAI(b)(d)(f)	844
138,037	China Aoyuan Group Ltd., Series IAI, 5.500% PIK, 9/30/2031(e)(f)	345
630,000	China Evergrande Group, 8.250%, 3/23/2022(g)	7,875
1,020,000	China Evergrande Group, 8.750%, 6/28/2025(g)	10,200
270,000	China Evergrande Group, 9.500%, 4/11/2022(g)	2,700
220,000	China Evergrande Group, 9.500%, 3/29/2024(g)	2,200
663,120	Kaisa Group Holdings Ltd., 6.250% PIK and/or 5.250% Cash, 12/28/2028(a)(e)	13,262
1,110,116	Kaisa Group Holdings Ltd., 6.500% PIK and/or 5.500% Cash, 12/28/2029(a)(e)	19,427
1,338,038	Kaisa Group Holdings Ltd., 6.750% PIK and/or 5.750% Cash, 12/28/2030(a)(e)	20,070
2,015,904	Kaisa Group Holdings Ltd., 7.000% PIK and/or 6.000% Cash, 12/28/2031(a)(e)	35,278
1,897,143	Kaisa Group Holdings Ltd., 7.250% PIK and/or 6.250% Cash, 12/28/2032(a)(e)	23,714

Principal Amount (‡)	Description	Value (†)

	Financial Other — continued
$453,606	Kaisa Group Holdings Ltd., 7.721% PIK and/or 6.721% Cash, 12/28/2028(a)(e)	$9,072
400,000	Logan Group Co. Ltd., 4.250%, 7/12/2025(g)	41,524
230,000	Logan Group Co. Ltd., 4.850%, 12/14/2026(g)	24,141
22,237	Shimao Group Holdings Ltd., 6.000% PIK and/or 5.000% Cash, 7/21/2031(a)(e)	723
111,868	Times China Holdings Ltd., 3.000% PIK and/or 1.000% Cash, 3/30/2029(a)(e)	3,277
417,307	Times China Holdings Ltd., 4.200% PIK, 9/30/2032(a)(e)	11,476
360,266	Yuzhou Group Holdings Co. Ltd., 1.000% PIK, 6/30/2034(e)(f)	901
388,293	Yuzhou Group Holdings Co. Ltd., 4.000% PIK, 6/30/2028(e)(f)	11,117
677,799	Yuzhou Group Holdings Co. Ltd., 4.500% PIK, 6/30/2029(e)(f)	21,046
906,905	Yuzhou Group Holdings Co. Ltd., 5.000% PIK, 6/30/2030(e)(f)	24,940
1,275,279	Yuzhou Group Holdings Co. Ltd., 5.500% PIK, 6/30/2031(e)(f)	31,997
462,465	Yuzhou Group Holdings Co. Ltd., 7.000% PIK and/or 6.000% Cash, 6/30/2027(e)(f)	35,841
		509,286
	Food & Beverage — 1.5%
3,230,000	Cargill, Inc., 1 day USD SOFR + 0.610%, 4.270%, 2/11/2028(a)(b)	3,232,862
1,540,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.500%, 1/15/2036	1,540,709
1,839,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.625%, 3/10/2037(a)	1,844,756
1,555,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.950%, 4/20/2035	1,614,189
20,000	Lamb Weston Holdings, Inc., 4.125%, 1/31/2030(a)	19,041
21,000	Lamb Weston Holdings, Inc., 4.375%, 1/31/2032(a)	19,508
6,450,000	PepsiCo, Inc., 4.400%, 2/07/2027	6,474,310
20,000	Performance Food Group, Inc., 4.250%, 8/01/2029(a)	19,211
2,300,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	2,087,812
31,000	Post Holdings, Inc., 4.625%, 4/15/2030(a)	29,760
		16,882,158
	Government Owned - No Guarantee — 0.3%
465,000	Antares Holdings LP, 2.750%, 1/15/2027(a)	455,282
2,790,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	2,711,442
		3,166,724
	Health Care REITs — 0.0%
455,000	National Health Investors, Inc., 3.000%, 2/01/2031,	409,388
	Health Insurance — 0.3%
22,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(a)	19,669
1,429,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(a)	1,241,260
585,000	Molina Healthcare, Inc., 4.375%, 6/15/2028(a)	565,673
20,000	Molina Healthcare, Inc., 6.250%, 1/15/2033(a)	19,392
1,542,000	Molina Healthcare, Inc., 6.500%, 2/15/2031(a)	1,515,948
		3,361,942
Principal Amount (‡)	Description	Value (†)

	Healthcare — 1.0%
$5,465,000	Abbott Laboratories, 3.700%, 3/09/2029	$5,400,001
42,000	Avantor Funding, Inc., 3.875%, 11/01/2029(a)	39,404
430,000	Avantor Funding, Inc., 4.625%, 7/15/2028(a)	419,686
105,000	HCA, Inc., 4.900%, 11/15/2035	101,515
3,660,000	HCA, Inc., 5.600%, 4/01/2034	3,737,748
1,200,000	Hologic, Inc., 3.250%, 2/15/2029(a)	1,197,915
28,000	Radiology Partners, Inc., 8.500%, 7/15/2032(a)	28,388
		10,924,657
	Home Construction — 0.3%
2,330,000	Meritage Homes Corp., 5.650%, 3/15/2035	2,327,459
39,000	Taylor Morrison Communities, Inc., 5.125%, 8/01/2030(a)	38,554
1,458,000	Taylor Morrison Communities, Inc., 5.750%, 11/15/2032(a)	1,459,276
		3,825,289
	Independent Energy — 1.3%
1,995,000	Canadian Natural Resources Ltd., 5.400%, 12/15/2034	2,018,128
1,378,000	Chord Energy Corp., 6.000%, 10/01/2030(a)	1,396,286
131,000	Chord Energy Corp., 6.750%, 3/15/2033(a)	135,250
2,800,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	2,452,502
4,195,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	4,275,379
21,000	Crescent Energy Finance LLC, 7.375%, 1/15/2033(a)	20,995
1,340,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028	1,286,487
115,000	Leviathan Bond Ltd., 6.500%, 6/30/2027	114,936
10,000	Matador Resources Co., 6.500%, 4/15/2032(a)	10,109
14,000	SM Energy Co., 6.750%, 8/01/2029(a)	14,212
14,000	SM Energy Co., 7.000%, 8/01/2032(a)	14,295
1,060,000	SM Energy Co., 8.375%, 7/01/2028(a)	1,089,174
29,000	SM Energy Co., 8.625%, 11/01/2030(a)	30,597
28,000	SM Energy Co., 8.750%, 7/01/2031(a)	29,268
1,976,000	Viper Energy Partners LLC, 5.700%, 8/01/2035	1,991,433
		14,879,051
	Industrial Other — 0.1%
56,000	Arcosa, Inc., 6.875%, 8/15/2032(a)	57,380
1,070,000	Jacobs Solutions, Inc., 5.375%, 3/03/2036	1,043,516
40,000	TopBuild Corp., 5.625%, 1/31/2034(a)	39,151
		1,140,047
	Integrated Energy — 0.3%
3,265,000	Chevron USA, Inc., 1 day USD SOFR Index + 0.360%, 4.014%, 2/26/2027(b)	3,268,723
	Leisure — 0.4%
823,000	Kingpin Intermediate Holdings LLC, 7.250%, 10/15/2032(a)	727,182
1,442,000	Royal Caribbean Cruises Ltd., 4.750%, 5/15/2033	1,392,338
1,080,000	Royal Caribbean Cruises Ltd., 5.250%, 2/27/2038	1,027,421
315,000	Royal Caribbean Cruises Ltd., 5.375%, 1/15/2036	309,471
700,000	Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031(a)	706,900
39,000	Viking Cruises Ltd., 5.875%, 10/15/2033(a)	38,505
		4,201,817
	Life Insurance — 0.1%
39,000	APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, 11/01/2029(a)	35,267
780,000	Global Atlantic Fin Co., 3.125%, 6/15/2031(a)	683,205
425,000	Global Atlantic Fin Co., 4.400%, 10/15/2029(a)	410,959
		1,129,431

Principal Amount (‡)	Description	Value (†)

	Lodging — 0.4%
$255,000	Choice Hotels International, Inc., 5.850%, 8/01/2034	$257,174
32,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032(a)	29,078
674,000	Hilton Domestic Operating Co., Inc., 5.500%, 3/31/2034(a)	658,482
29,000	Hilton Domestic Operating Co., Inc., 6.125%, 4/01/2032(a)	29,435
804,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/2032(a)	794,120
740,000	Marriott International, Inc., 5.100%, 5/01/2038	703,511
690,000	Marriott International, Inc., 5.300%, 5/15/2034	696,417
1,535,000	Marriott International, Inc., 5.500%, 4/15/2037	1,528,281
41,000	Marriott Ownership Resorts, Inc., 4.750%, 1/15/2028	40,355
		4,736,853
	Media Entertainment — 1.7%
615,000	AppLovin Corp., 5.125%, 12/01/2029	618,568
3,620,000	AppLovin Corp., 5.500%, 12/01/2034	3,590,030
6,487,000	Beignet Investor LLC, 6.581%, 5/30/2049(a)	6,669,649
135,000	Discovery Communications LLC, 3.625%, 5/15/2030	125,513
425,000	Discovery Communications LLC, 6.350%, 6/01/2040	311,449
2,535,000	Discovery Global Holdings, Inc., 4.279%, 3/15/2032	2,243,475
2,852,000	Meta Platforms, Inc., 5.625%, 11/15/2055	2,673,437
589,000	OAK-Eagle Acquireco, Inc., 7.250%, 7/01/2033(a)	610,260
553,000	Paramount Global, 4.200%, 5/19/2032	474,072
1,055,000	Paramount Global, 4.950%, 1/15/2031	977,260
939,000	Paramount Global, 7.875%, 7/30/2030	980,246
		19,273,959
	Metals & Mining — 0.9%
525,000	Anglo American Capital PLC, 5.250%, 3/19/2036(a)	513,335
40,000	Carpenter Technology Corp., 5.625%, 3/01/2034(a)	39,632
634,000	Commercial Metals Co., 5.750%, 11/15/2033(a)	627,334
884,000	Commercial Metals Co., 6.000%, 12/15/2035(a)	871,487
41,000	Fortescue Treasury Pty. Ltd., 4.375%, 4/01/2031(a)	38,739
4,413,000	Glencore Funding LLC, 5.673%, 4/01/2035(a)	4,508,298
1,930,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	2,088,423
10,000	Mineral Resources Ltd., 8.000%, 11/01/2027(a)	10,128
28,000	Mineral Resources Ltd., 9.250%, 10/01/2028(a)	29,011
880,000	Steel Dynamics, Inc., 5.250%, 5/15/2035	880,377
		9,606,764
	Midstream — 1.7%
250,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.500%, 6/15/2031(a)	243,811
3,374,000	Energy Transfer LP, 5.700%, 4/01/2035	3,465,202
37,000	Energy Transfer LP, (fixed rate to 2/15/2029, variable rate thereafter), 8.000%, 5/15/2054	38,754
77,000	Sunoco LP, 5.375%, 7/15/2031(a)	76,381
293,000	Sunoco LP, 5.625%, 3/15/2031(a)	291,656
1,775,000	Targa Resources Corp., 5.550%, 8/15/2035	1,790,173
25,000	Targa Resources Corp., 6.125%, 3/15/2033	26,439
2,830,000	Targa Resources Corp., 6.500%, 3/30/2034	3,059,138
40,000	Venture Global LNG, Inc., (fixed rate to 9/30/2029, variable rate thereafter), 9.000%(a)(d)	39,842
Principal Amount (‡)	Description	Value (†)

	Midstream — continued
$1,053,000	Venture Global Plaquemines LNG LLC, 6.125%, 12/15/2030(a)	$1,082,933
1,661,000	Venture Global Plaquemines LNG LLC, 6.500%, 1/15/2034(a)	1,731,500
536,000	Venture Global Plaquemines LNG LLC, 6.500%, 6/15/2034(a)	557,950
2,514,000	Venture Global Plaquemines LNG LLC, 7.500%, 5/01/2033(a)	2,763,399
1,400,000	Venture Global Plaquemines LNG LLC, 7.750%, 5/01/2035(a)	1,569,089
465,000	Western Midstream Operating LP, 5.500%, 12/15/2035	457,297
1,665,000	Western Midstream Operating LP, 6.150%, 4/01/2033	1,737,727
		18,931,291
	Non-Agency Commercial Mortgage-Backed Securities — 3.4%
385,000	BFLD Commercial Mortgage Trust, Series 2025-660F, Class B, 1 mo. USD SOFR + 1.800%, 5.473%, 11/15/2042(a)(b)	384,037
315,000	BFLD Commercial Mortgage Trust, Series 2025-660F, Class C, 1 mo. USD SOFR + 2.150%, 5.823%, 11/15/2042(a)(b)	314,213
220,000	BPR Commercial Mortgage Trust, Series 2025-STAR, Class A, 4.617%, 11/05/2042(a)(b)	218,127
2,155,000	BPR Trust, Series 2021-NRD, Class F, 1 mo. USD SOFR + 6.870%, 10.543%, 12/15/2038(a)(b)	2,115,806
1,925,000	BPR Trust, Series 2022-SSP, Class A, 1 mo. USD SOFR + 3.000%, 6.673%, 5/15/2039(a)(b)	1,925,000
100,000	BX Commercial Mortgage Trust, Series 2024-VLT5, Class B, 5.415%, 11/13/2046(a)(b)	101,082
530,000	BX Trust, Series 2024-VLT4, Class A, 1 mo. USD SOFR + 1.491%, 5.164%, 6/15/2041(a)(b)	526,687
275,000	BX Trust, Series 2025-DELC, Class C, 1 mo. USD SOFR + 2.200%, 5.873%, 12/15/2042(a)(b)	274,313
125,000	BX Trust, Series 2025-DELC, Class D, 1 mo. USD SOFR + 2.600%, 6.273%, 12/15/2042(a)(b)	124,688
2,955,000	BX Trust, Series 2025-VLT6, Class A, 1 mo. USD SOFR + 1.443%, 5.116%, 3/15/2042(a)(b)	2,934,684
1,260,000	BX Trust, Series 2025-VLT7, Class A, 1 mo. USD SOFR + 1.700%, 5.373%, 7/15/2044(a)(b)	1,254,487
1,110,000	BX Trust, Series 2025-VLT7, Class B, 1 mo. USD SOFR + 2.000%, 5.673%, 7/15/2044(a)(b)	1,103,409
2,040,000	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D, 4.710%, 5/10/2047(a)(b)	1,901,235
2,444,601	Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922%, 10/15/2045(a)	2,378,352
130,000	Commercial Mortgage Trust, Series 2024-CBM, Class A2, 5.867%, 12/10/2041(a)(b)	130,363
1,890,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037(a)	1,560,423
5,680,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037(a)	4,486,306
920,000	DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.141%, 9/12/2040(a)(b)	929,371
165,000	Extended Stay America Trust, Series 2025-ESH, Class D, 1 mo. USD SOFR + 2.600%, 6.273%, 10/15/2042(a)(b)	165,206

Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$170,000	Extended Stay America Trust, Series 2025-ESH, Class E, 1 mo. USD SOFR + 3.350%, 7.023%, 10/15/2042(a)(b)	$170,213
200,000	Extended Stay America Trust, Series 2025-ESH, Class F, 1 mo. USD SOFR + 4.100%, 7.773%, 10/15/2042(a)(b)	200,250
108,975	Extended Stay America Trust, Series 2026-ESH2, Class C, 1 mo. USD SOFR + 1.600%, 5.273%, 2/15/2043(a)(b)	109,145
312,064	Extended Stay America Trust, Series 2026-ESH2, Class D, 1 mo. USD SOFR + 2.250%, 5.923%, 2/15/2043(a)(b)	312,747
455,712	Extended Stay America Trust, Series 2026-ESH2, Class E, 1 mo. USD SOFR + 2.900%, 6.573%, 2/15/2043(a)(b)	456,709
448,198	GS Mortgage Securities Corp. Trust, Series 2012-BWTR, Class A, 2.954%, 11/05/2034(a)	391,861
515,189	GS Mortgage Securities Corp. Trust, Series 2013-G1, Class B, 3.722%, 4/10/2031(a)(b)	514,198
3,195,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class D, 3.550%, 3/05/2033(a)(b)(h)	15,975
411,398	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.558%, 8/10/2044(a)(b)	401,155
1,945,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class C, 5.360%, 2/15/2046(a)(b)	1,872,627
761,680	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 3.500%, 12/15/2047(a)(b)	746,431
295,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A, 1 mo. USD SOFR + 1.600%, 5.273%, 1/15/2042(a)(b)	294,263
640,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class C, 1 mo. USD SOFR + 2.400%, 6.073%, 1/15/2042(a)(b)	638,400
420,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class D, 1 mo. USD SOFR + 3.150%, 6.823%, 1/15/2042(a)(b)	417,871
180,000	LEX Mortgage Trust, Series 2024-BBG, Class A, 4.874%, 10/13/2033(a)(b)	179,239
405,055	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.213%, 6/15/2044(a)(b)	401,082
80,187	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030(a)	76,578
390,000	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/2061(a)	327,358
1,060,000	Starwood Retail Property Trust, Series 2014-STAR, Class C, Prime + 0.000%, 6.750%, 11/15/2027(a)(b)(c)(h)	21,200
4,243,654	Starwood Retail Property Trust, Series 2014-STAR, Class D, Prime + 0.000%, 6.750%, 11/15/2027(a)(b)(c)(h)	42,437
3,575,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, Prime + 0.000%, 6.750%, 11/15/2027(a)(b)(c)(h)	17,875
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$1,690,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class B, 3.671%, 11/15/2059(b)	$1,601,972
440,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class C, 4.088%, 11/15/2059(b)	373,697
941,396	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.464%, 3/15/2044(a)(b)(h)	338,893
1,699,593	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class E, 4.960%, 6/15/2044(a)(b)	1,624,471
2,245,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C, 4.333%, 12/15/2045(b)	1,902,615
1,005,698	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	869,908
		37,146,959
	Oil Field Services — 0.2%
2,044,000	Helmerich & Payne, Inc., 5.500%, 12/01/2034	2,009,378
10,000	Oceaneering International, Inc., 6.000%, 2/01/2028	10,041
10,000	Oceaneering International, Inc., 6.000%, 2/01/2028	10,040
29,000	Weatherford International Ltd., 6.750%, 10/15/2033(a)	29,631
		2,059,090
	Packaging — 0.3%
3,547,000	Ball Corp., 5.500%, 9/15/2033	3,549,036
	Pharmaceuticals — 2.8%
6,510,000	AbbVie, Inc., 4.650%, 3/15/2028	6,569,260
1,495,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	1,368,986
6,475,000	Eli Lilly & Co., 4.550%, 2/12/2028	6,527,132
2,895,000	Johnson & Johnson, 4.500%, 3/01/2027	2,909,461
1,937,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	1,995,718
930,000	Teva Pharmaceutical Finance Netherlands II BV, 4.375%, 5/09/2030, (EUR)	1,074,381
685,000	Teva Pharmaceutical Finance Netherlands II BV, 7.375%, 9/15/2029, (EUR)	862,900
570,000	Teva Pharmaceutical Finance Netherlands II BV, 7.875%, 9/15/2031, (EUR)	764,647
9,165,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	6,793,841
340,000	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 12/01/2032	348,956
435,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	465,815
305,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	340,966
720,000	Teva Pharmaceutical Finance Netherlands IV BV, 5.750%, 12/01/2030	729,138
		30,751,201
	Property & Casualty Insurance — 0.3%
1,006,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.500%, 10/01/2031(a)	987,839
239,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.750%, 4/15/2028(a)	240,303
278,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.000%, 1/15/2031(a)	280,366
29,000	AmWINS Group, Inc., 6.375%, 2/15/2029(a)	29,168
200,000	Ardonagh Finco Ltd., 7.750%, 2/15/2031(a)	202,343
537,000	Arthur J Gallagher & Co., 5.150%, 2/15/2035	532,649

Principal Amount (‡)	Description	Value (†)

	Property & Casualty Insurance — continued
$48,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.125%, 5/15/2031(a)	$48,243
345,000	Brown & Brown, Inc., 5.550%, 6/23/2035	344,542
38,000	Panther Escrow Issuer LLC, 7.125%, 6/01/2031(a)	38,128
77,000	Ryan Specialty LLC, 5.875%, 8/01/2032(a)	76,104
282,000	Willis North America, Inc., 5.150%, 3/15/2036	274,624
		3,054,309
	Restaurants — 0.3%
300,000	1011778 BC ULC/New Red Finance, Inc., 3.500%, 2/15/2029(a)	286,402
75,000	1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/2028(a)	73,311
2,665,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(a)	2,504,901
469,000	1011778 BC ULC/New Red Finance, Inc., 4.375%, 1/15/2028(a)	462,430
49,000	1011778 BC ULC/New Red Finance, Inc., 5.625%, 9/15/2029(a)	49,107
32,000	Yum! Brands, Inc., 3.625%, 3/15/2031	29,561
31,000	Yum! Brands, Inc., 4.625%, 1/31/2032	29,603
		3,435,315
	Retailers — 0.3%
1,557,000	Amazon.com, Inc., 4.875%, 3/13/2036	1,542,810
1,890,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.500%, 8/15/2029(a)	1,880,385
13,000	Murphy Oil USA, Inc., 3.750%, 2/15/2031(a)	12,080
		3,435,275
	Sovereigns — 2.6%
4,190,000	Chile Government International Bonds, 3.100%, 1/22/2061	2,578,107
6,195,000	Chile Government International Bonds, 3.250%, 9/21/2071	3,829,625
2,191,000	Colombia Government International Bonds, 5.625%, 2/26/2044	1,727,845
1,377,000	Colombia Government International Bonds, 6.125%, 1/18/2041	1,196,668
602,000	Colombia Government International Bonds, 7.375%, 9/18/2037	599,068
624,000	Egypt Government International Bonds, 5.800%, 9/30/2027	615,900
1,130,000	Kyrgyz Republic International Bonds, 7.750%, 6/03/2030(a)	1,127,005
2,836,000	Mexico Government International Bonds, 6.125%, 2/09/2038	2,763,682
2,356,000	Nigeria Government International Bonds, 6.500%, 11/28/2027	2,363,062
1,501,000	Pakistan Government International Bonds, 6.000%, 4/08/2026	1,499,124
2,281,000	Pakistan Government International Bonds, 6.875%, 12/05/2027	2,251,378
2,690,000	Republic of Poland Government International Bonds, 5.500%, 3/18/2054	2,484,946
480,000	Republic of Uzbekistan International Bonds, 3.700%, 11/25/2030	436,269
1,670,000	Republic of Uzbekistan International Bonds, 3.900%, 10/19/2031	1,507,454
2,160,000	Republic of Uzbekistan International Bonds, 6.900%, 2/28/2032(a)	2,243,657
Principal Amount (‡)	Description	Value (†)

	Sovereigns — continued
$1,320,000	Republic of Uzbekistan International Bonds, 6.947%, 5/25/2032(a)	$1,374,542
220,000	Republic of Uzbekistan International Bonds, 7.850%, 10/12/2028(a)	230,002
		28,828,334
	Technology — 7.0%
5,313,000	Alphabet, Inc., 3.700%, 2/15/2029	5,267,338
2,402,000	Alphabet, Inc., 4.800%, 2/15/2036	2,391,711
1,925,000	Atlassian Corp., 5.500%, 5/15/2034	1,885,031
500,000	Black Pearl Compute LLC, 6.125%, 2/15/2031(a)	508,898
39,000	Block, Inc., 6.500%, 5/15/2032	39,356
7,500,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	6,371,894
2,410,000	CDW LLC/CDW Finance Corp., 3.250%, 2/15/2029	2,295,143
2,537,000	CDW LLC/CDW Finance Corp., 5.550%, 8/22/2034	2,493,160
406,000	Cipher Compute LLC, 7.125%, 11/15/2030(a)	420,628
3,255,000	Cisco Systems, Inc., 4.550%, 2/24/2028	3,287,927
21,000	Entegris, Inc., 3.625%, 5/01/2029(a)	19,960
1,115,000	Entegris, Inc., 4.750%, 4/15/2029(a)	1,102,212
19,000	Entegris, Inc., 5.950%, 6/15/2030(a)	19,120
2,950,000	Fair Isaac Corp., 6.000%, 5/15/2033(a)	2,894,603
1,200,000	Flash Compute LLC, 7.250%, 12/31/2030(a)	1,208,149
680,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.250%, 12/01/2027(a)	677,228
81,000	Imola Merger Corp., 4.750%, 5/15/2029(a)	78,727
5,278,000	International Business Machines Corp., 4.000%, 2/03/2029	5,224,688
6,450,000	International Business Machines Corp., 4.650%, 2/10/2028	6,489,881
645,000	Iron Mountain, Inc., 4.500%, 2/15/2031(a)	605,683
350,000	Iron Mountain, Inc., 5.250%, 7/15/2030(a)	340,045
29,000	Iron Mountain, Inc., 7.000%, 2/15/2029(a)	29,557
3,096,000	Leidos, Inc., 5.000%, 3/15/2036	2,993,235
1,547,000	Leidos, Inc., 5.400%, 3/15/2032	1,576,935
859,000	Leidos, Inc., 5.750%, 3/15/2033	890,470
1,820,000	Mastercard, Inc., 1 day USD SOFR Index + 0.440%, 4.088%, 3/15/2028(b)	1,817,905
1,135,000	MSCI, Inc., 5.250%, 9/01/2035	1,111,796
670,000	NetApp, Inc., 5.500%, 3/17/2032	685,525
595,000	NetApp, Inc., 5.700%, 3/17/2035	606,150
379,000	Open Text Corp., 3.875%, 2/15/2028(a)	364,925
1,041,000	Open Text Corp., 3.875%, 12/01/2029(a)	930,294
127,000	Open Text Corp., 6.900%, 12/01/2027(a)	130,350
150,000	Open Text Holdings, Inc., 4.125%, 2/15/2030(a)	134,029
74,000	Oracle Corp., 3.950%, 3/25/2051	46,891
4,243,000	Oracle Corp., 5.200%, 9/26/2035	3,979,913
811,000	Oracle Corp., 5.700%, 2/04/2036	779,767
1,841,000	Oracle Corp., 5.950%, 9/26/2055	1,548,779
147,000	Oracle Corp., 6.000%, 8/03/2055	123,242
2,189,000	Oracle Corp., 6.700%, 2/04/2056	2,031,619
1,902,000	Oracle Corp., 6.850%, 2/04/2066	1,748,550
3,865,000	Salesforce, Inc., 5.550%, 3/15/2036	3,852,977
20,000	Science Applications International Corp., 4.875%, 4/01/2028(a)	19,683
20,000	Science Applications International Corp., 5.875%, 11/01/2033(a)	19,517
15,000	Seagate Data Storage Technology Pte. Ltd., 5.750%, 12/01/2034(a)	14,985
15,000	Seagate Data Storage Technology Pte. Ltd., 5.875%, 7/15/2030(a)	15,247
15,000	Seagate Data Storage Technology Pte. Ltd., 8.250%, 12/15/2029(a)	15,753

Principal Amount (‡)	Description	Value (†)

	Technology — continued
$2,563,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	$2,377,234
20,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(a)	19,127
845,000	Synopsys, Inc., 5.150%, 4/01/2035	846,616
995,000	Synopsys, Inc., 5.700%, 4/01/2055	951,302
1,255,000	TD SYNNEX Corp., 5.300%, 10/10/2035	1,215,874
1,970,000	TD SYNNEX Corp., 6.100%, 4/12/2034	2,031,939
1,337,000	WULF Compute LLC, 7.750%, 10/15/2030(a)	1,412,781
38,000	Zebra Technologies Corp., 6.500%, 6/01/2032(a)	38,259
		77,982,608
	Treasuries — 16.6%
51,475(i )	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2031, (BRL)	8,691,171
5,273,000	Canada Government Bonds, 2.250%, 2/01/2028, (CAD)	3,752,014
2,771,000	Malaysia Government Bonds, 3.476%, 7/02/2035, (MYR)	674,792
12,138,000	Malaysia Government Bonds, 3.519%, 4/20/2028, (MYR)	3,014,922
21,287,000	Malaysia Government Bonds, 4.054%, 4/18/2039, (MYR)	5,329,010
1,072,934(j )	Mexico Bonos, 8.000%, 7/31/2053, (MXN)	4,953,707
180,789,000	Republic of South Africa Government Bonds, 8.500%, 1/31/2037, (ZAR)	9,978,184
48,240,000	Republic of South Africa Government Bonds, 9.000%, 1/31/2040, (ZAR)	2,677,236
157,803,000	Turkiye Government Bonds, 36.000%, 8/12/2026, (TRY)	3,488,765
209,517,000	Turkiye Government Bonds, 36.780%, 10/13/2027, (TRY)	4,565,200
49,610,000	U.S. Treasury Notes, 0.625%, 5/15/2030	43,455,259
37,476,000	U.S. Treasury Notes, 3.750%, 4/15/2026(k)	37,475,721
825,000	U.S. Treasury Notes, 4.375%, 7/31/2026	826,736
51,526,000	U.S. Treasury Notes, 4.875%, 5/31/2026	51,610,938
73,524,000	Uruguay Government International Bonds, 8.000%, 10/29/2035, (UYU)	1,833,008
28,144,000	Uruguay Government International Bonds, 8.500%, 3/15/2028, (UYU)	711,324
35,915,000	Uruguay Government International Bonds, 9.750%, 7/20/2033, (UYU)	978,502
		184,016,489
	Wireless — 0.5%
985,000	Sprint Capital Corp., 8.750%, 3/15/2032	1,171,234
3,916,000	T-Mobile USA, Inc., 5.000%, 2/15/2036	3,856,929
		5,028,163
	Wirelines — 0.1%
1,314,000	AT&T, Inc., 5.125%, 4/30/2036	1,298,234
	Total Non-Convertible Bonds (Identified Cost $847,320,956)	814,351,842

Convertible Bonds — 0.3%
	Cable Satellite — 0.2%
634,600	EchoStar Corp., 3.875% PIK and/or 3.875% Cash, 11/30/2030(e)	2,266,855
	Financial Other — 0.1%
30,180	China Aoyuan Group Ltd., Series IAI, Zero Coupon, 9/30/2028(f)	570
1,076,797	CIFI Holdings Group Co. Ltd., Series IAI, Zero Coupon, 6/30/2029(f)	46,636
Principal Amount (‡)	Description	Value (†)

	Financial Other — continued
$394,309	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2026(a)	$986
492,908	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2027(a)	493
788,618	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2028(a)	394
788,618	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2029(a)	158
985,772	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2030(a)	296
985,772	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2031(a)	99
1,859,714	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2032(a)	186
1,844,930	Shimao Group Holdings Ltd., Zero Coupon, 7/21/2026(a)	35,976
2,168,236	Sunac China Holdings Ltd., Zero Coupon, 6/23/2026(a)	341,996
1,602,221	Sunac China Holdings Ltd., Zero Coupon, 6/23/2028(a)	405,522
499,552	Times China Holdings Ltd., Zero Coupon, 3/30/2027(a)	2,932
98,089	Times China Holdings Ltd., Zero Coupon, 3/30/2027(a)	381
		836,625
	Metals & Mining — 0.0%
9,000	B2Gold Corp., 2.750%, 2/01/2030(a)	14,521
	Pharmaceuticals — 0.0%
16,000	Arrowhead Pharmaceuticals, Inc., Zero Coupon, 1/15/2032	16,554
15,000	Halozyme Therapeutics, Inc., 0.875%, 11/15/2032(a)	14,797
9,000	Ligand Pharmaceuticals, Inc., 0.750%, 10/01/2030(a)	10,886
		42,237
	Technology — 0.0%
8,000	Microchip Technology, Inc., Zero Coupon, 2/15/2030(a)	7,804
	Total Convertible Bonds (Identified Cost $7,384,767)	3,168,042
	Total Bonds and Notes (Identified Cost $854,705,723)	817,519,884

Collateralized Loan Obligations — 6.2%
975,000	720 East CLO V Ltd., Series 2024-2A, Class C, 3 mo. USD SOFR + 2.200%, 5.868%, 7/20/2037(a)(b)	975,394
875,000	AGL CLO 42 Ltd., Series 2025-42A, Class A1, 3 mo. USD SOFR + 1.300%, 4.969%, 7/22/2038(a)(b)	875,175
420,000	AGL Core CLO 36 Ltd., Series 2024-36A, Class B, 3 mo. USD SOFR + 1.600%, 5.271%, 1/23/2038(a)(b)	419,986
2,335,000	AIMCO CLO 10 Ltd., Series 2019-10A, Class BRR, 3 mo. USD SOFR + 1.750%, 5.419%, 7/22/2037(a)(b)	2,335,668
700,000	AIMCO CLO 16 Ltd., Series 2021-16A, Class BR, 3 mo. USD SOFR + 1.650%, 5.318%, 7/17/2037(a)(b)	700,726

Principal Amount (‡)	Description	Value (†)

$890,000	Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class AR4, 3 mo. USD SOFR + 1.370%, 5.039%, 7/22/2038(a)(b)	$890,782
2,835,000	ARES Loan Funding VIII Ltd., Series 2024-ALF8, Class B, 3 mo. USD SOFR + 1.700%, 5.368%, 1/24/2038(a)(b)	2,834,904
1,660,000	ARES XXXIX CLO Ltd., Series 2016-39A, Class BR3, 3 mo. USD SOFR + 1.750%, 5.418%, 7/18/2037(a)(b)	1,661,039
1,045,000	Bain Capital Credit CLO Ltd., Series 2020-1A, Class C1RR, 3 mo. USD SOFR + 1.800%, 5.468%, 4/18/2033(a)(b)	1,044,683
1,080,000	Bain Capital Credit CLO Ltd., Series 2022-4A, Class A1R, 3 mo. USD SOFR + 1.380%, 5.051%, 10/16/2037(a)(b)	1,080,489
250,000	Benefit Street Partners CLO 43 Ltd., Series 2025-43A, Class A, 3 mo. USD SOFR + 1.270%, 5.072%, 10/20/2038(a)(b)	250,002
575,000	Benefit Street Partners CLO Ltd., Series 2015-6BR, Class A1R, 3 mo. USD SOFR + 1.180%, 4.848%, 4/20/2038(a)(b)	573,850
2,005,000	Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class BR2, 3 mo. USD SOFR + 1.700%, 5.368%, 1/17/2038(a)(b)	2,007,645
1,590,000	Birch Grove CLO 12 Ltd., Series 2025-12A, Class C, 3 mo. USD SOFR + 1.800%, 5.469%, 4/22/2038(a)(b)	1,582,583
1,660,000	Birch Grove CLO 13 Ltd., Series 2025-13A, Class A1, 3 mo. USD SOFR + 1.310%, 5.467%, 10/23/2038(a)(b)	1,660,229
530,000	Birch Grove CLO 6 Ltd., Series 2023-6A, Class A1R, 3 mo. USD SOFR + 1.380%, 5.048%, 7/20/2037(a)(b)	530,586
465,000	Birch Grove CLO 7 Ltd., Series 2023-7A, Class A1R, 3 mo. USD SOFR + 1.260%, 4.928%, 10/20/2038(a)(b)	463,550
1,335,000	Birch Grove CLO 9 Ltd., Series 2024-9A, Class A1, 3 mo. USD SOFR + 1.400%, 5.069%, 10/22/2037(a)(b)	1,336,013
1,925,000	CarVal CLO X-C Ltd., Series 2024-2A, Class B, 3 mo. USD SOFR + 1.800%, 5.468%, 7/20/2037(a)(b)	1,928,400
1,750,000	CIFC Funding Ltd., Series 2017-5A, Class BR, 3 mo. USD SOFR + 1.700%, 5.368%, 7/17/2037(a)(b)	1,750,126
1,140,000	CIFC Funding Ltd., Series 2019-7A, Class A1R, 3 mo. USD SOFR + 1.280%, 4.948%, 10/19/2038(a)(b)	1,140,001
290,000	CIFC Funding Ltd., Series 2021-4A, Class AR, 3 mo. USD SOFR + 1.360%, 5.031%, 7/23/2037(a)(b)	290,187
1,030,000	Crown City CLO I, Series 2020-1A, Class A1RR, 3 mo. USD SOFR + 1.370%, 5.038%, 7/20/2038(a)(b)	1,030,282
300,000	Diameter Capital CLO 10 Ltd., Series 2025-10A, Class A, 3 mo. USD SOFR + 1.310%, 4.978%, 4/20/2038(a)(b)	300,446
250,000	Dryden 64 CLO Ltd., Series 2018-64A, Class C, 3 mo. USD SOFR + 2.012%, 5.679%, 4/18/2031(a)(b)	249,220
1,320,000	Garnet CLO 2 Ltd., Series 2025-2A, Class A, 3 mo. USD SOFR + 1.350%, 5.431%, 10/20/2038(a)(b)	1,318,899
3,060,000	Garnet CLO 2 Ltd., Series 2025-2A, Class C, 3 mo. USD SOFR + 2.000%, 6.081%, 10/20/2038(a)(b)	3,069,513
Principal Amount (‡)	Description	Value (†)

$950,000	Garnet CLO 3 Ltd., Series 2025-3A, Class A1, 3 mo. USD SOFR + 1.270%, 5.053%, 10/20/2038(a)(b)	$949,632
1,765,000	Garnet CLO Ltd., Series 2025-1A, Class C, 3 mo. USD SOFR + 2.250%, 5.918%, 7/20/2037(a)(b)	1,771,375
770,000	GCP CLO Warehouse JP Ltd., Series 2025-82A, Class A1, 3 mo. USD SOFR + 1.260%, 5.226%, 10/15/2038(a)(b)	769,226
815,000	Golub Capital Partners CLO 74 B Ltd., Series 2024-74A, Class B, 3 mo. USD SOFR + 1.850%, 5.518%, 7/25/2037(a)(b)	815,692
470,000	Golub Capital Partners CLO 74 B Ltd., Series 2024-74A, Class C, 3 mo. USD SOFR + 2.200%, 5.868%, 7/25/2037(a)(b)	470,177
395,000	Greenacre Park CLO LLC, Series 2021-2A, Class AR, 3 mo. USD SOFR + 1.370%, 5.038%, 7/20/2037(a)(b)	395,168
1,900,000	Madison Park Funding LIX Ltd., Series 2021-59A, Class CR, 3 mo. USD SOFR + 2.250%, 5.918%, 4/18/2037(a)(b)	1,900,085
2,210,000	Magnetite XXXVI Ltd., Series 2023-36A, Class CR, 3 mo. USD SOFR + 1.850%, 5.518%, 7/25/2038(a)(b)	2,210,221
600,000	MidOcean Credit CLO XV Ltd., Series 2024-15A, Class B, 3 mo. USD SOFR + 1.950%, 5.620%, 7/21/2037(a)(b)	600,412
435,000	MidOcean Credit CLO XVIII LLC, Series 2025-18A, Class A1, 3 mo. USD SOFR + 1.170%, 4.840%, 10/18/2035(a)(b)	434,253
775,000	MidOcean Credit CLO XXI, Series 2025-21A, Class A1, 3 mo. USD SOFR + 1.260%, 5.122%, 10/20/2038(a)(b)	774,214
625,000	Northwoods Capital 20 Ltd., Series 2019-20A, Class AR2, 3 mo. USD SOFR + 1.340%, 5.008%, 10/25/2038(a)(b)	625,185
795,000	OCP CLO Ltd., Series 2016-12A, Class BAR3, 3 mo. USD SOFR + 1.680%, 5.348%, 10/18/2037(a)(b)	795,038
1,000,000	OCP CLO Ltd., Series 2020-18A, Class A1R2, 3 mo. USD SOFR + 1.370%, 5.038%, 7/20/2037(a)(b)	1,000,194
920,000	Octagon Investment Partners XXII Ltd., Series 2014-1A, Class CRR, 3 mo. USD SOFR + 2.162%, 5.831%, 1/22/2030(a)(b)	919,715
485,000	OHA Credit Partners XI Ltd., Series 2015-11A, Class B1R2, 3 mo. USD SOFR + 1.800%, 5.468%, 4/20/2037(a)(b)	485,286
1,090,000	OHA Credit Partners XI Ltd., Series 2015-11A, Class CR2, 3 mo. USD SOFR + 2.200%, 5.868%, 4/20/2037(a)(b)	1,090,510
885,000	OHA Loan Funding Ltd., Series 2013-1A, Class CR3, 3 mo. USD SOFR + 2.350%, 6.021%, 4/23/2037(a)(b)	885,921
960,000	OHA Loan Funding Ltd., Series 2015-1A, Class A1R4, 3 mo. USD SOFR + 1.250%, 4.918%, 10/19/2038(a)(b)	960,000
1,535,000	OHA Loan Funding Ltd., Series 2016-1A, Class CR2, 3 mo. USD SOFR + 2.100%, 5.768%, 7/20/2037(a)(b)	1,535,797
1,945,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class B1, 3 mo. USD SOFR + 2.150%, 5.822%, 7/15/2037(a)(b)	1,949,660
1,650,000	Palmer Square CLO Ltd., Series 2024-2A, Class B, 3 mo. USD SOFR + 1.650%, 5.318%, 7/20/2037(a)(b)	1,650,223

Principal Amount (‡)	Description	Value (†)

$2,110,000	Post CLO Ltd., Series 2023-1A, Class A1R, 3 mo. USD SOFR + 1.300%, 4.968%, 10/20/2038(a)(b)	$2,108,858
1,445,000	Post CLO VI Ltd., Series 2024-2A, Class C, 3 mo. USD SOFR + 2.100%, 5.768%, 1/20/2038(a)(b)	1,446,735
1,150,000	Regatta 35 Funding Ltd., Series 2025-5A, Class A1, 3 mo. USD SOFR + 1.290%, 4.962%, 10/15/2038(a)(b)	1,150,133
167,694	Rockford Tower CLO Ltd., Series 2018-1A, Class A, 3 mo. USD SOFR + 1.362%, 5.017%, 5/20/2031(a)(b)	167,725
1,315,000	Silver Point CLO 12 Ltd., Series 2025-12A, Class A1, 3 mo. USD SOFR + 1.310%, 5.289%, 10/15/2038(a)(b)	1,313,998
430,000	Sixth Street CLO XV Ltd., Series 2020-15A, Class CR, 3 mo. USD SOFR + 2.000%, 5.668%, 10/24/2037(a)(b)	430,815
1,350,000	TPG CLO Ltd., Series 2025-1A, Class A1, 3 mo. USD SOFR + 1.370%, 5.333%, 7/15/2037(a)(b)	1,348,965
1,660,000	Wellfleet CLO Ltd., Series 2022-1A, Class CR, 3 mo. USD SOFR + 2.200%, 5.872%, 7/15/2037(a)(b)	1,654,866
1,055,000	Wellfleet CLO Ltd., Series 2024-1A, Class B, 3 mo. USD SOFR + 2.050%, 5.718%, 7/18/2037(a)(b)	1,056,226
565,000	Wellfleet CLO Ltd., Series 2024-1A, Class C, 3 mo. USD SOFR + 2.450%, 6.118%, 7/18/2037(a)(b)	565,900
2,580,000	Wise CLO Ltd., Series 2025-1A, Class B1, 3 mo. USD SOFR + 1.550%, 5.218%, 1/20/2038(a)(b)	2,550,188
	Total Collateralized Loan Obligations (Identified Cost $68,996,093)	69,082,771

Senior Loans — 5.0%
	Aerospace & Defense — 0.0%
403,000	TransDigm, Inc., 2026 Term Loan N, 1 mo. USD SOFR + 2.500%, 6.168%, 2/13/2033(b)(l)	403,077
	Automotive — 0.1%
1,360,000	Allison Transmission, Inc., 2025 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 5.422%, 1/02/2033(b)(l)	1,363,400
213,581	First Brands Group LLC, 2021 Term Loan, 10.759% PIK, 3/30/2027(e)(g)(l)	278
300,860	First Brands Group LLC, 2022 Incremental Term Loan, 3 mo. USD SOFR + 5.000%, 10.782%, 3/30/2027(g)(l)	391
206,437	First Brands Group LLC, 2025 DIP Term Loan, 13.671% PIK, 6/29/2026(b)(e)(l)	47,480
589,947	First Brands Group LLC, 2025 PIK DIP Roll-Up Term Loan B, 10.671% PIK, 6/29/2026(b)(e)(l)	395
		1,411,944
	Building Materials — 0.2%
1,658,000	Advanced Drainage Systems, Inc., 2026 Term Loan B, 1 mo. USD SOFR + 1.625%, 5.298%, 2/28/2033(b)(l)	1,663,189
	Chemicals — 0.1%
1,580,000	Solstice Advanced Materials, Inc., Term Loan B, 3 mo. USD SOFR + 1.750%, 5.417%, 10/29/2032(b)(l)	1,586,589
Principal Amount (‡)	Description	Value (†)

	Construction Machinery — 0.3%
$3,198,829	Terex Corp., 2025 Term Loan, 1 mo. USD SOFR + 1.750%, 5.418%, 10/08/2031(b)(l)	$3,200,844
332,456	United Rentals, Inc., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 1.500%, 5.168%, 2/14/2031(b)(l)	333,370
		3,534,214
	Consumer Cyclical Services — 0.1%
155,000	Aramark Services, Inc., 2025 Repriced Term Loan, 1 mo. USD SOFR + 1.750%, 5.418%, 4/06/2028(b)(l)	155,000
1,382,183	Aramark Services, Inc., 2025 Term Loan, 1 mo. USD SOFR + 1.750%, 5.418%, 6/22/2030(b)(l)	1,382,183
		1,537,183
	Electric — 0.4%
4,158,177	NRG Energy, Inc., 2024 Term Loan, 3 mo. USD SOFR + 1.750%, 5.521%, 4/16/2031(b)(l)	4,162,710
	Environmental — 0.1%
1,376,550	Clean Harbors, Inc., 2025 Term Loan, 1 mo. USD SOFR + 1.500%, 5.168%, 10/08/2032(b)(l)	1,384,809
	Gaming — 0.3%
831,600	DK Crown Holdings, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.419%, 3/04/2032(b)(l)	830,045
1,436,629	Flutter Financing BV, 2024 Term Loan B, 3 mo. USD SOFR + 1.750%, 5.450%, 11/30/2030(b)(l)	1,418,671
1,488,750	Flutter Financing BV, 2025 Term Loan B, 3 mo. USD SOFR + 2.000%, 5.700%, 6/04/2032(b)(l)	1,470,140
117,627	Light & Wonder International, Inc., 2026 Term Loan B, 1 mo. USD SOFR + 2.000%, 5.675%, 4/16/2029(b)(l)	117,530
		3,836,386
	Healthcare — 0.5%
490,484	Bausch & Lomb Corp., 2025 Repriced Term Loan, 1/15/2031(m)	491,097
1,290,122	Bausch & Lomb Corp., 2025 Repriced Term Loan, 1 mo. USD SOFR + 3.750%, 7.418%, 1/15/2031(b)(l)	1,291,735
3,192,594	DaVita, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.418%, 5/09/2031(b)(l)	3,196,585
		4,979,417
	Media Entertainment — 0.2%
2,179,786	Electronic Arts, Inc., USD Term Loan B, 3/24/2033(m)	2,166,163
	Metals & Mining — 0.3%
3,194,852	Novelis Corp., 2025 Term Loan B, 3 mo. USD SOFR + 1.750%, 5.450%, 3/11/2032(b)(l)	3,193,510
	Paper — 0.3%
3,192,326	Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 5.418%, 5/23/2031(b)	3,197,912
	Pharmaceuticals — 0.3%
3,374,692	BioMarin Pharmaceutical, Inc., Term Loan B, 1/28/2033(m)	3,364,163
	Property & Casualty Insurance — 0.5%
1,140,035	Amynta Agency Borrower, Inc., 2026 Repriced Term Loan B, 12/29/2031(m)	1,121,920
3,462,622	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, USD SOFR + 2.750%, 6.374%, 2/15/2031(b)(l)	3,378,238

Principal Amount (‡)	Description	Value (†)

	Property & Casualty Insurance — continued
$75,530	Baldwin Insurance Group Holdings LLC, 2025 Term Loan B2, 1 mo. USD SOFR + 2.500%, 6.178%, 5/26/2031(b)(l)	$74,146
206,601	Ryan Specialty Group LLC, 2024 USD Term Loan B, 1 mo. USD SOFR + 2.000%, 5.668%, 9/15/2031(b)(l)	206,084
357,169	Truist Insurance Holdings LLC, 2024 Term Loan B, 3 mo. USD SOFR + 2.750%, 6.450%, 5/06/2031(b)(l)	351,701
		5,132,089
	Retailers — 0.1%
780,705	PetSmart, Inc., 2025 USD Term Loan B, 8/18/2032(m)	774,654
432,313	PetSmart, Inc., 2025 USD Term Loan B, 1 mo. USD SOFR + 4.000%, 7.675%, 8/18/2032(b)(l)	428,963
		1,203,617
	Technology — 1.0%
1,100,000	CACI International, Inc., 2026 Incremental Term Loan B2, 3/09/2033(m)	1,098,625
385,055	Darktrace PLC, 1st Lien Term Loan, 3 mo. USD SOFR + 3.250%, 6.898%, 10/09/2031(b)	367,778
3,547,780	Dayforce, Inc., 2026 Term Loan, 3 mo. USD SOFR + 3.000%, 6.663%, 2/04/2033(b)(l)	3,351,658
2,943,569	Open Text Corp., 2023 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.418%, 1/31/2030(b)(l)	2,876,280
3,192,351	Trans Union LLC, 2024 Term Loan B8, 3 mo. USD SOFR + 1.750%, 5.450%, 6/24/2031(b)(l)	3,172,973
		10,867,314
	Wireless — 0.2%
2,341,564	SBA Senior Finance II LLC, 2024 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.420%, 1/25/2031(b)(l)	2,348,401
	Total Senior Loans (Identified Cost $57,276,566)	55,972,687

Equity-Linked Notes — 2.8%
858,600	Barclays Bank PLC, (Yum! Brands, Inc.), 9.570%, 8/21/2026(a)	870,742
935,203	Barclays Bank PLC, (Hilton Worldwide Holdings, Inc.), 10.690%, 10/20/2026(a)	951,313
1,047,938	Barclays Bank PLC, (Cheniere Energy, Inc.), 12.000%, 1/28/2027(a)	1,084,263
869,900	Barclays Bank PLC, (Trane Technologies PLC), 12.120%, 5/13/2026(a)	839,530
999,248	Barclays Bank PLC, (AutoZone, Inc.), 12.310%, 12/18/2026(a)	910,866
669,192	Barclays Bank PLC, (Meta Platforms, Inc.), 14.920%, 4/07/2026(a)	642,602
1,087,385	Barclays Bank PLC, (Amazon.com, Inc.), 15.250%, 3/25/2027(a)	1,077,108
524,121	Barclays Bank PLC, (Palo Alto Networks, Inc.), 15.350%, 2/11/2027(a)	477,514
880,660	Barclays Bank PLC, (Adobe, Inc.), 17.110%, 6/09/2026(a)	645,119
522,316	Barclays Bank PLC, (Microsoft Corp.), 18.340%, 5/28/2026(a)	417,914
895,379	Barclays Bank PLC, (Freeport-McMoRan, Inc.), 20.380%, 4/29/2026(a)	932,478
1,092,284	Barclays Bank PLC, (Arista Networks, Inc.), 21.330%, 3/04/2027(a)	1,045,496
Principal Amount (‡)	Description	Value (†)

$322,250	Barclays Bank PLC, (Estee Lauder Companies, Inc.), 22.940%, 9/10/2026(a)	$244,701
917,869	BNP Paribas Issuance BV, (Visa, Inc.), 12.010%, 4/01/2026(a)	807,779
457,774	BNP Paribas Issuance BV, (Kinder Morgan, Inc.), 12.270%, 6/25/2026(a)	474,208
1,033,816	BNP Paribas Issuance BV, (Walt Disney Co.), 12.410%, 1/21/2027(a)	936,090
1,035,157	BNP Paribas Issuance BV, (Eaton Corp. PLC), 13.580%, 1/14/2027(a)	1,033,948
1,005,701	BNP Paribas Issuance BV, (McKesson Corp.), 15.650%, 6/17/2026(a)	1,016,538
886,139	BNP Paribas Issuance BV, (Crowdstrike Holdings, Inc.), 17.830%, 5/26/2026(a)	794,714
1,544,743	BNP Paribas Issuance BV, (Carnival Corp.), 21.100%, 8/04/2026(a)	1,420,765
1,040,293	Citigroup Global Markets Holdings, Inc., (Home Depot, Inc.), 13.340%, 8/06/2026(a)	945,059
1,061,729	Citigroup Global Markets Holdings, Inc., (EOG Resources, Inc.), 14.010%, 2/18/2027(a)	1,113,152
325,953	Citigroup Global Markets Holdings, Inc., (United Rentals, Inc.), 15.650%, 2/25/2027(a)	287,736
523,587	Citigroup Global Markets Holdings, Inc., (Ebay, Inc.), 17.290%, 9/17/2026(a)	502,864
1,124,833	Citigroup Global Markets Holdings, Inc., (Parker-Hannifin Corp.), 17.870%, 10/15/2026(a)	1,101,124
1,011,606	Citigroup Global Markets Holdings, Inc., (Palo Alto Networks, Inc.), 18.370%, 7/01/2026(a)	875,578
987,218	Citigroup Global Markets Holdings, Inc., (Vistra Corp.), 21.690%, 11/17/2026(a)	881,906
853,759	Citigroup Global Markets Holdings, Inc., (AngloGold Ashanti PLC), 24.180%, 2/04/2027(a)	846,073
813,831	Citigroup Global Markets Holdings, Inc., (Coinbase Global, Inc.), 25.010%, 1/07/2027(a)	612,072
1,109,198	Citigroup Global Markets Holdings, Inc., (Dollar Tree, Inc.), 25.610%, 9/24/2026(a)	1,065,187
961,367	GS Finance Corp., MTN, (GE Vernova, Inc.), 18.830%, 11/04/2026(a)	998,932
1,025,459	JPMorgan Chase Bank NA, (Dominion Energy, Inc.), 12.280%, 4/06/2026(a)	1,047,046
1,113,436	JPMorgan Chase Bank NA, (Visa Inc.), 13.440%, 10/01/2026(a)	1,113,436
938,276	JPMorgan Chase Bank NA, (Netflix, Inc.), 15.650%, 7/14/2026(a)	793,218
1,020,540	JPMorgan Chase Bank NA, (Bank of America Corp.), 16.220%, 4/23/2026(a)	1,057,119
880,930	Nomura America Finance LLC, (ServiceNow, Inc.), 20.200%, 3/18/2027(a)	809,238
949,271	UBS AG, (ResMed, Inc.), 12.250%, 11/18/2026(a)	827,356
	Total Equity-Linked Notes (Identified Cost $33,326,961)	31,500,784

Principal Amount/ Shares (‡)	Description	Value (†)
Private Credit — 0.8%
	ABS Other — 0.1%
$1,300,000	Chol Aviation Capital Ltd., 7.134%, 8/30/2034(b)(c)(f)	$1,254,540
	Banking — 0.5%
2,700,000	AP Bosphorus Holdings Ltd., 6.274%, 12/15/2037(c)	2,663,707
2,500,000	Bosphorous Financial Services Ltd., 5.823%, 2/15/2033(c)(f)	2,449,059
		5,112,766
	Building Materials — 0.2%
208	QXO, Inc., 4.750%(c)(f)(h)(n)(o)	2,357,118
	Total Private Credit (Identified Cost $8,580,000)	8,724,424

Shares
Common Stocks— 0.6%
	Aerospace & Defense — 0.0%
332	General Electric Co.	94,212
211	Howmet Aerospace, Inc.	48,627
		142,839
	Air Freight & Logistics — 0.0%
485	United Parcel Service, Inc., Class B	47,714
	Banks — 0.0%
696	Citigroup, Inc.	78,934
459	PNC Financial Services Group, Inc.	95,513
2,035	U.S. Bancorp	105,840
		280,287
	Biotechnology — 0.2%
370	AbbVie, Inc.	80,471
35,406	BioMarin Pharmaceutical, Inc.(h)	2,000,085
659	Gilead Sciences, Inc.	91,845
		2,172,401
	Capital Markets — 0.1%
208	CME Group, Inc.	61,433
211	Moody's Corp.	92,049
846	Morgan Stanley	139,226
		292,708
	Chemicals — 0.0%
1,430	Corteva, Inc.	119,705
	Consumer Staples Distribution & Retail — 0.0%
108	Costco Wholesale Corp.	107,614
	Containers & Packaging — 0.0%
223	Packaging Corp. of America	47,325
	Diversified Telecommunication Services — 0.0%
3,576	Comcast Corp., Class A	102,667
	Electric Utilities — 0.0%
874	Duke Energy Corp.	114,442
445	NRG Energy, Inc.	65,032
		179,474
	Electrical Equipment — 0.0%
554	Emerson Electric Co.	72,585
Shares	Description	Value (†)
	Electronic Equipment, Instruments & Components — 0.0%
740	Amphenol Corp., Class A	$93,499
	Financial Services — 0.0%
244	Mastercard, Inc., Class A	121,917
	Health Care Providers & Services — 0.0%
119	Cencora, Inc.	37,383
67	Elevance Health, Inc.	19,614
109	UnitedHealth Group, Inc.	29,494
		86,491
	Hotels, Restaurants & Leisure — 0.0%
24	Booking Holdings, Inc.	101,048
463	Royal Caribbean Cruises Ltd.	127,408
		228,456
	Household Durables — 0.0%
390	Garmin Ltd.	90,484
	Household Products — 0.0%
824	Colgate-Palmolive Co.	70,230
960	Kimberly-Clark Corp.	92,611
604	Procter & Gamble Co.	87,242
		250,083
	Interactive Media & Services — 0.0%
542	Alphabet, Inc., Class A	155,858
	Media — 0.0%
184,712	Optimum Communications, Inc., Class A(h)	240,126
	Metals & Mining — 0.0%
2,847	Kinross Gold Corp.	86,890
	Oil, Gas & Consumable Fuels — 0.0%
907	Exxon Mobil Corp.	153,881
910	Williams Cos., Inc.	66,230
		220,111
	Pharmaceuticals — 0.1%
2,398	Bristol-Myers Squibb Co.	145,439
1,235	Merck & Co., Inc.	148,558
		293,997
	Real Estate Management & Development — 0.0%
84,422	China Aoyuan Group Ltd.(h)	644
488,771	Kaisa Group Holdings Ltd.(h)	5,548
185,246	Sunac China Holdings Ltd.(h)	25,165
282,398	Times China Holdings Ltd.(h)	2,670
430,338	Yuzhou Group Holdings Co. Ltd.(h)	8,726
		42,753
	Retail REITs — 0.0%
535	Simon Property Group, Inc.	99,794
	Semiconductors & Semiconductor Equipment — 0.1%
71	ASML Holding NV	93,779
440	Broadcom, Inc.	136,184
401	Lam Research Corp.	85,678
288	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	97,330
		412,971
	Software — 0.1%
364	Microsoft Corp.	134,742
462	Salesforce, Inc.	86,241
494	SAP SE, ADR	84,578
		305,561

Shares	Description	Value (†)
	Specialty Retail — 0.0%
856	TJX Cos., Inc.	$136,703
	Technology Hardware, Storage & Peripherals — 0.0%
534	Apple, Inc.	135,524
	Total Common Stocks (Identified Cost $11,031,519)	6,566,537

Preferred Stocks — 0.1%

Convertible Preferred Stock — 0.1%
	Technology — 0.1%
15,850	Oracle Corp., Series D, 6.500% (Identified Cost $792,500)	713,409

Other Investments — 0.0%
	Aircraft ABS — 0.0%
900	ECAF I Blocker, Ltd.(c)(f)(h)	—
	Professional Services — 0.0%
5,092,534	CFLD Cayman Trust Units(c)(h)	25,878
	Total Other Investments (Identified Cost $9,024,561)	25,878
	Total Purchased Options — 0.0% (Identified Cost $12,181) (see details below)	9,610

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — 12.6%
$66,212,319	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2026 at 2.150% to be repurchased at $66,216,274 on 4/01/2026 collateralized by $25,414,300 U.S. Treasury Inflation Indexed Note, 1.625% due 10/15/2027 valued at $28,529,530; $38,316,900 U.S. Treasury Note, 3.875% due 10/15/2027 valued at $39,007,105 including accrued interest (p)	$66,212,319
27,156,000	U.S. Treasury Bills, 3.585%–3.596%, 5/07/2026(q)(r)	27,057,084
13,981,000	U.S. Treasury Bills, 3.586%–3.602%, 6/04/2026(q)(r)	13,891,179
32,275,000	U.S. Treasury Bills, 3.586%, 6/18/2026(r)	32,023,465
	Total Short-Term Investments (Identified Cost $139,186,985)	139,184,047
	Total Investments — 101.8% (Identified Cost $1,182,933,089)	1,129,300,031
	Other assets less liabilities — (1.8)%	(19,607,741)
	Net Assets — 100.0%	$1,109,692,290

Purchased Options — 0.0%
Description	Expiration Date	Exercise Price	Shares	Notional Amount	Cost	Value (†)
Options on Futures — 0.0%
CBOT 5 Year U.S. Treasury Notes, Put	4/24/2026	103	1,230,000	$133,061,016	$12,181	$9,610

Written Options — (0.1%)
Description	Expiration Date	Exercise Price	Shares	Notional Amount	Premiums (Received)	Value (†)
Options on Futures — (0.1%)
CBOT 5 Year U.S. Treasury Notes, Put	4/24/2026	108.25	(1,230,000)	$(133,061,016)	$(260,047)	$(643,829)

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Domestic, exchange-traded index and single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations as determined by the Options Price Reporting Authority. Options on futures contracts are valued using the current settlement price on the exchange on which, over time, they are traded most extensively. Option contracts on foreign indices are priced at the most recent settlement price. Other exchange-traded options are valued at the average of the closing bid and ask quotations on the exchange on which, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Equity-linked notes are fair valued at bid prices supplied by an independent pricing service. Senior loans and collateralized loan obligations ("CLOs") are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and CLOs where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service. Bilateral credit default swaps are fair valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service. Bilateral interest rate swaps are fair valued based on prices supplied by an independent pricing source.Centrally cleared swap agreements are fair valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers. Over-the-counter (“OTC”) currency options and swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available. Other OTC option contracts (including currency options and swaptions not priced through an independent pricing service) are valued based on quotations obtained from broker-dealers.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the value of Rule 144A holdings amounted to
$451,578,468 or 40.7% of net assets.

(b)
Variable rate security. Rate as of March 31, 2026 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Level 3 security. Value has been determined using significant unobservable inputs.
(d)	Perpetual bond with no specified maturity date.
(e)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(f)	Securities subject to restriction on resale. At March 31, 2026, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Add Hero Holdings Ltd.	9/01/2021-4/03/2024	$54,504	$9,380	Less than 0.1%
Add Hero Holdings Ltd.	9/01/2021-4/03/2024	42,078	2,436	Less than 0.1%
Add Hero Holdings Ltd.	9/01/2021-4/03/2024	54,080	2,325	Less than 0.1%
Bosphorous Financial Services Ltd.	1/20/2026	2,500,000	2,449,059	0.2%
China Aoyuan Group Ltd.	9/01/2021-3/26/2024	4,561	844	Less than 0.1%

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
China Aoyuan Group Ltd.	9/01/2021-3/26/2024	$1,350	$570	Less than 0.1%
China Aoyuan Group Ltd.	9/01/2021-9/30/2024	16,441	345	Less than 0.1%
Chol Aviation Capital Ltd.	2/10/2026	1,300,000	1,254,540	0.1%
CIFI Holdings Group Co. Ltd.	8/30/2021-12/29/2025	1,108,197	46,636	Less than 0.1%
ECAF I Blocker, Ltd.	6/18/2015	9,000,000	—	0.0%
QXO, Inc.	1/12/2026	2,080,000	2,357,118	0.2%
Yuzhou Group Holdings Co. Ltd.	7/21/2021-1/16/2026	1,011,122	35,841	Less than 0.1%
Yuzhou Group Holdings Co. Ltd.	7/21/2021-1/07/2026	975,421	31,997	Less than 0.1%
Yuzhou Group Holdings Co. Ltd.	7/21/2021-1/16/2026	844,521	24,940	Less than 0.1%
Yuzhou Group Holdings Co. Ltd.	7/21/2021-1/07/2026	96,203	21,046	Less than 0.1%
Yuzhou Group Holdings Co. Ltd.	7/21/2021-1/09/2026	521,511	11,117	Less than 0.1%
Yuzhou Group Holdings Co. Ltd.	7/21/2021-1/07/2026	160,005	901	Less than 0.1%

(g)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(h)	Non-income producing security.
(i)	Amount shown represents units. One unit represents a principal amount of 1,000.
(j)	Amount shown represents units. One unit represents a principal amount of 100.
(k)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(l)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 1.00%, to which the spread is added.

(m)	Position is unsettled. Contract rate was not determined at March 31, 2026 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(n)	Private credit preferred stock with no specified maturity date.
(o)	Investment has been committed to but has not been fully funded by the Fund.
(p)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the
Fund's ability to dispose of the underlying securities. As of March 31, 2026, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(q)
The Fund's investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

(r)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

DIP	Debtor In Possession
JIBAR	Johannesburg Interbank Agreed Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
SAFEX	South African Futures Exchange
SLM	Sallie Mae
SOFR	Secured Overnight Financing Rate

BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
MXN	Mexican Peso
MYR	Malaysian Ringgit
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
Swap Agreements
The Fund may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the "protection buyer" and "protection seller") to exchange the credit risk of an issuer ("reference obligation") for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Fund may be either the protection buyer or the protection seller. As a protection buyer, the Fund has the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Fund has the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments ("fees") over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Fund may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
Swap agreements are valued daily and fluctuations in the value are recorded as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded as part of unrealized appreciation (depreciation) on swap agreements. When received or paid, fees are recorded as realized gain or loss. Upfront premiums paid or received by the Fund are recorded as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Fund as a result of a credit event or termination of the agreement are recorded as realized gain or loss.
Swap agreements are privately negotiated in the over-the-counter ("OTC") market and may be entered into as a bilateral contract or centrally cleared ("centrally cleared swaps"). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the "CCP") and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as "variation margin," are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund's counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty.
At March 31, 2026, the Fund had the following open centrally cleared interest rate swap agreements:
Notional Value	Currency	Expiration Date	Fund Pays[1]	Fund Receives[1]	Market Value	Unrealized Appreciation (Depreciation)[2]
176,955,000	ZAR	5/07/2030	7.58%	3 mo. SAFEX - JIBAR	$(18,176)	$(18,967)

At March 31, 2026, the Fund had the following open centrally cleared credit default swap agreements:

Buy Protection

Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Value(‡)	Unamortized Up Front Premium Paid/(Received)	Market Value	Unrealized Appreciation (Depreciation)
CDX.NA.HY* .S46	(5.00%)	6/20/2031	33,300,000	$(1,310,248)	$(1,655,132)	$(344,884)

(‡)	Notional value stated in U.S. dollars unless otherwise noted.
1	Payments are made quarterly.
2	Differences between unrealized appreciation (depreciation) and market value, if any, are due to interest booked as part of the initial trades.
*	CDX.NA.HY is an index composed of North American high yield credit default swaps.
Forward Foreign Currency Contracts
The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund's investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation). The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund's or counterparty's net obligations under the contracts.
At March 31, 2026, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	6/05/2026	EUR	S	2,255,000	$2,626,669	$2,614,162	$12,507
BNP Paribas SA	5/19/2026	ZAR	B	62,356,000	3,743,551	3,672,170	(71,381)
BNP Paribas SA	5/19/2026	ZAR	S	246,108,000	15,216,273	14,493,399	722,874
Total							$664,000
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At March 31, 2026, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	6/30/2026	3,382	$371,222,203	$365,863,705	$(5,358,498)

At March 31, 2026, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	6/30/2026	1,038	$216,887,486	$215,328,234	$1,559,252
CBOT U.S. Long Bond Futures	6/18/2026	99	11,644,560	11,273,625	370,935
CBOT Ultra Long-Term U.S. Treasury Bond Futures	6/18/2026	181	21,829,182	21,097,812	731,370
Ultra 10 Year U.S. Treasury Notes Futures	6/18/2026	953	110,605,551	108,180,391	2,425,160
Total					$5,086,717
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2026, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$ —	$26,104,305	$2,173,747	$28,278,052
Non-Agency Commercial Mortgage-Backed Securities	—	37,065,447	81,512	37,146,959
All Other Non-Convertible Bonds(a)	—	748,926,831	—	748,926,831
Total Non-Convertible Bonds	—	812,096,583	2,255,259	814,351,842
Convertible Bonds(a)	—	3,168,042	—	3,168,042
Total Bonds and Notes	—	815,264,625	2,255,259	817,519,884
Collateralized Loan Obligations	—	69,082,771	—	69,082,771
Senior Loans(a)	—	55,972,687	—	55,972,687
Equity-Linked Notes	—	31,500,784	—	31,500,784
Private Credit
ABS Other	—	—	1,254,540	1,254,540
Banking	—	—	5,112,766	5,112,766
Building Materials	—	—	2,357,118	2,357,118
Total Private Credit	—	—	8,724,424	8,724,424
Common Stocks
Real Estate Management & Development	14,274	28,479	—	42,753
All Other Common Stocks(a)	6,523,784	—	—	6,523,784
Total Common Stocks	6,538,058	28,479	—	6,566,537
Preferred Stocks(a)	713,409	—	—	713,409
Other Investments
Aircraft ABS	—	—	—	—
Professional Services	—	—	25,878	25,878
Total Other Investments	—	—	25,878	25,878
Short-Term Investments	—	139,184,047	—	139,184,047
Purchased Options(a)	9,610	—	—	9,610
Total Investments	7,261,077	1,111,033,393	11,005,561	1,129,300,031
Forward Foreign Currency Contracts (unrealized appreciation)	—	735,381	—	735,381
Futures Contracts (unrealized appreciation)	5,086,717	—	—	5,086,717
Total	$12,347,794	$1,111,768,774	$11,005,561	$1,135,122,129

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(643,829)	$ —	$ —	$(643,829)
Centrally Cleared Interest Rate Swap Agreements (unrealized depreciation)	—	(18,967)	—	(18,967)
Centrally Cleared Credit Default Swap Agreements (unrealized depreciation)	—	(344,884)	—	(344,884)
Forward Foreign Currency Contracts (unrealized depreciation)	—	(71,381)	—	(71,381)
Futures Contracts (unrealized depreciation)	(5,358,498)	—	—	(5,358,498)
Total	$(6,002,327)	$(435,232)	$ —	$(6,437,559)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2025 and/or March 31, 2026:

Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2025	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2026	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2026
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$2,245,145	$ —	$563	$(6,894)	$ —	$(65,067)	$ —	$ —	$2,173,747	$(9,134)
Non-Agency Commercial Mortgage-Backed Securities	81,512	—	—	—	—	—	—	—	81,512	—
Private Credit
ABS Other	—	—	—	(45,460)	1,300,000	—	—	—	1,254,540	(45,460)
Banking	—	—	—	(87,234)	5,200,000	—	—	—	5,112,766	(87,234)
Building Materials	—	—	—	277,118	2,080,000	—	—	—	2,357,118	277,118
Other Investments
Aircraft ABS	—	—	—	—	—	—	—	—	—	—
Professional Services	25,551	—	—	327	—	—	—	—	25,878	327
Total	$2,352,208	$ —	$563	$137,857	$8,580,000	$(65,067)	$ —	$ —	$11,005,561	$135,617